Securities Act File No. 333-22309
                                     Investment Company Act File No. 811-08071
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, d.C. 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             /X/

          Post-Effective Amendment No. 2

                         and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

          Amendment No. 2

               (Check appropirate box or boxes)

                         LAZARD RETIREMENT SERIES, INC.
               (Exact Name of Registrant as Specified in Charter)

30 Rockefeller Plaza, New York, New York                    10112
(Address of Principal Executive Offices)                  (Zip Code)

Registrant's Telephone Number, including Area Code:   (212) 632-6000

                         William G. Butterly III, Esq.
                              30 Rockefeller Plaza
                            New York, New York 10112
                    (Name and Address of Agent for Service)

                                    copy to:

                            Stuart H. Coleman, Esq.
                         Stroock & Stroock & Lavan LLP
                                180 Maiden Lane
                         New York, New York 10038-4982

     It is proposed that this filing will become effective (check appropriate box)


             immediately upon filing pursuant to paragraph (b)
     -----

             on    (date)    pursuant to paragraph (b)
     -----

             60 days after filing pursuant to paragraph (a)(i)
     -----

       X     on May 1, 1999 pursuant to paragraph (a)(i)
     -----

            75 days after filing pursuant to paragraph (a)(ii)
     -----

           on  (date)  pursuant to paragraph (a)(ii) of Rule 485.
     -----

     If appropriate, check the following box:

           this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            LAZARD RETIREMENT SERIES


                              PROSPECTUS




                              May 1, 1999


                              --------------------------------------
                              Lazard Retirement Equity Portfolio
                              Lazard Retirement Small Cap Portfolio
                              Lazard Retirement Bantam Value Portfolio
                              Lazard Retirement Global Equity Portfolio
                              Lazard Retirement International Equity Portfolio Lazard Retirement International Small Cap
                                Portfolio
                              Lazard Retirement Emerging Markets Portfolio
                              Lazard Retirement International Fixed-Income
                                Portfolio
                              Lazard Retirement Strategic Yield Portfolio

                              --------------------------------------

                              30 Rockefeller Plaza
                              New York, New York  10112
                              (800) 823-6300







     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

     Table of Contents

     CAREFULLY REVIEW THIS IMPORTANT SECTION, WHICH SUMMARIZES EACH PORTFOLIO'S INVESTMENTS, RISKS, PAST PERFORMANCE AND FEES.

                         RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

                              __ LAZARD RETIREMENT EQUITY PORTFOLIO

                              __ LAZARD RETIREMENT SMALL CAP PORTFOLIO

                              __ LAZARD RETIREMENT BANTAM VALUE PORTFOLIO

                              __ LAZARD RETIREMENT GLOBAL EQUITY PORTFOLIO

                              __ LAZARD RETIREMENT INTERNATIONAL EQUITY
                                 PORTFOLIO

                              __ LAZARD RETIREMENT INTERNATIONAL SMALL CAP
                                 PORTFOLIO

                              __ LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO

                              __ LAZARD RETIREMENT INTERNATIONAL FIXED- INCOME
                                 PORTFOLIO

                              __ LAZARD RETIREMENT STRATEGIC YIELD PORTFOLIO



     REVIEW THIS SECTION FOR INFORMATION ON INVESTMENT STRATEGIES AND THEIR
     RISKS.

                   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                              __ LAZARD RETIREMENT EQUITY PORTFOLIO

                              __ LAZARD RETIREMENT SMALL CAP PORTFOLIO

                              __ LAZARD RETIREMENT BANTAM VALUE PORTFOLIO

                              __ LAZARD RETIREMENT GLOBAL EQUITY PORTFOLIO

                              __ LAZARD RETIREMENT INTERNATIONAL EQUITY
                                 PORTFOLIO

                              __ LAZARD RETIREMENT INTERNATIONAL SMALL CAP
                                 PORTFOLIO

                              __ LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO

                              __ LAZARD RETIREMENT INTERNATIONAL FIXED-INCOME
                                 PORTFOLIO

                              __ LAZARD RETIREMENT STRATEGIC YIELD PORTFOLIO

     REVIEW THIS SECTION FOR DETAILS ON THE PEOPLE AND ORGANIZATIONS WHO OVERSEE THE PORTFOLIOS.

                                 FUND MANAGEMENT

                              __ INVESTMENT MANAGER

                              __ PRINCIPAL PORTFOLIO MANAGERS

                              __ ADMINISTRATOR

                              __ DISTRIBUTOR

                              __ CUSTODIAN



     REVIEW THIS SECTION FOR DETAILS ON HOW SHARES ARE VALUED, HOW TO PURCHASE AND SELL SHARES, RELATED CHARGES AND PAYMENTS OF DIVIDENDS AND DISTRIBUTIONS.

                                ACCOUNT POLICIES

                              __ BUYING SHARES

                              __ SELLING SHARES

                              __ DIVIDENDS, DISTRIBUTIONS AND TAXES


     REVIEW THIS SECTION FOR RECENT FINANCIAL INFORMATION.

                              FINANCIAL HIGHLIGHTS


     WHERE TO LEARN MORE ABOUT THE PORTFOLIOS.

                                   BACK COVER


     The Portfolios are intended to be funding vehicles for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the Fund. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies over which the Fund assumes no responsibility. Portfolio shares also are offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). The investment objective and policies of a Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management. However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other Lazard fund/portfolio.

The Portfolios                Lazard Retirement Series, Inc. consists of nine
                              separate Portfolios, each with its own investment objective, strategies and risk/return profile.
                              Each Portfolio invests in different securities, depending on its investment objective. Each
                              Portfolio can be expected to have a different degree of risk and yield or return. Because you could lose money by investing in a Portfolio, be sure to read all risk disclosures carefully before investing.

                              You should be aware that the Portfolios:

                              o  Are not bank deposits

                              o Are not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

                              o Are not guaranteed to achieve their stated goals

                              INFORMATION ON EACH PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMI-ANNUAL REPORT (SEE BACK COVER).

                              EQUITY PORTFOLIOS--These Portfolios will invest primarily in equity securities, including common stocks, preferred stocks and convertible securities of both U.S. and non-U.S. issuers. The Investment Manager seeks to identify undervalued securities and focuses on individual stock selection rather than on forecasting stock market trends.

                              FIXED-INCOME PORTFOLIOS--These Portfolios will invest in a variety of both U.S. and non-U.S. fixed-income securities. The Investment Manager focuses on individual security selection in fixed-income markets. The risks associated with each Portfolio will vary. Each investor should review carefully the risks associated with each Portfolio.


Investment Manager            Lazard Asset Management, a division of Lazard
                              Freres & Co. LLC ("Lazard Freres"), serves as each
                              Portfolio's investment manager.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES


LAZARD RETIREMENT
EQUITY PORTFOLIO

INVESTMENT OBJECTIVE          The Portfolio seeks long-term capital
                              appreciation.

PRINCIPAL INVESTMENT          The Portfolio invests primarily in equity
  STRATEGIES                  securities of relatively large U.S. companies that
                              the Investment Manager believes are undervalued based on their return on total capital or equity.

PRINCIPAL INVESTMENT RISKS    While stocks have historically been a leading
                              choice of long-term investors, they do fluctuate in price. The value of your investment in the Portfolio will go up and down, which means that you could lose money.


FEES AND EXPENSES
                                             -----------------------------------
As an investor, you pay certain fees
and expenses in connection with                Annual Portfolio
buying and holding Portfolio shares.           Operating Expenses
The following table illustrates those          AS A % OF AVERAGE
fees and expenses.  Keep in mind               DAILY NET ASSETS
that the Portfolio has no sales charge
(load).  Annual Portfolio Operating
Expenses are paid out of Portfolio
assets, and are reflected in the share
price.  The information in the table
does not reflect account fees and
charges to separate accounts or
related insurance policies that may
be imposed by Participating
Insurance Companies.
                                             -----------------------------------
                                               Management fees           .75%
                                             -----------------------------------
                                               Distribution and
                                               Servicing (12b-1) fees    .25%
                                             -----------------------------------

                                               Other expenses          20.32%
                                             -----------------------------------
                                               Total Portfolio
                                               Operating Expenses      21.32%
                                             -----------------------------------
                                               Fee Waiver and
                                               Expense
                                               Reimbursement*          20.07%
                                             -----------------------------------

                                               Net Expenses*            1.25%
                                             -----------------------------------
EXPENSE EXAMPLE

Use the table at the right to compare
the Portfolio's fees and expenses with
those of other funds. It illustrates the                             1      3       5       10
amount of fees and expenses you              LAZARD RETIREMENT     YEAR   YEARS   YEARS   YEARS
would pay, assuming the following:           EQUITY PORTFOLIO
                                                                   $127   $397    $686    $1,511
 o $10,000 initial investment
 o 5% annual return each year
 o redemption at the end of each
   period
 o no changes in expenses

Because this example is hypothetical
and for comparison only, your actual
costs will be different.

------------------------
* Reflects an agreement by the Investment Manager to reimburse the Portfolio through December 31, 2000 to the extent Total Portfolio Operating Expenses exceed in any fiscal year 1.25% of the Portfolio's average daily net assets.

LAZARD RETIREMENT SMALL
CAP PORTFOLIO
------------------------------------------

INVESTMENT OBJECTIVE          The Portfolio seeks long-term capital
                              appreciation.

PRINCIPAL INVESTMENT
 STRATEGIES                   The Portfolio invests primarily in equity
                              securities of relatively small U.S. companies in the range of the Russell 2000 Index that the Investment Manager believes are undervalued based on their return on total capital or equity.

PRINCIPAL INVESTMENT RISKS    While stocks have historically been a leading
                              choice of long-term investors, they do fluctuate in price. Small companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The value of your investment in the Portfolio will go up and down, which means that you could lose money.


The accompanying bar chart and             PERFORMANCE BAR CHART AND TABLE
table show the Lazard Retirement
Small Cap Portfolio's annual             YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
returns and its long-term
performance.  The bar chart                      [To be provided]
shows how the performance of
the Portfolio's shares has varied
year to year.  The table compares        _______________________________________
the performance of the Portfolio's
shares over time to that of the          Best quarter:     12/31/98    12.15%
Russell 2000 Index, an                   Worst quarter:     9/30/98   (16.50)%
unmanaged index of smaller               _______________________________________
capitalization common stocks.
Both the bar chart and table
assume reinvestment of
dividends and distributions.
Past performance does not indicate
how the Portfolio will perform in
the future.

                          AVERAGE ANNUAL TOTAL RETURNS

                   (for the periods ending December 31, 1998)

                      Inception Date   Past Year   Past 5 Years  Since Inception

PORTFOLIO             11/4/97          (3.22)%     N/A           (3.99)%

RUSSELL 2000 INDEX                     (2.55)%     N/A           (2.74)%


FEES AND EXPENSES

As an investor, you pay certain fees and
expenses in connection with buying and           Annual Portfolio
holding Portfolio shares.  The following         Operating Expenses
table illustrates those fees and expenses.       AS A % OF AVERAGE
Keep in mind that the Portfolio has no           DAILY NET ASSETS
sales charge (load).  Annual Portfolio
Operating Expenses are paid out of
Portfolio assets, and are reflected in the
share price. The information in the
table does not reflect account fees and
charges to separate accounts or related
insurance policies that may be imposed
by Participating Insurance Companies.
                                            ------------------------------------
                                              Management fees           .75%

                                            ------------------------------------
                                              Distribution and
                                              Servicing (12b-1) fees    .25%
                                            ------------------------------------

                                              Other expenses          15.20%
                                            ------------------------------------

                                              Total Portfolio
                                              Operating Expenses      16.20%
                                            ------------------------------------
                                              Fee Waiver and
                                              Expense
                                              Reimbursement*          14.95%
                                            ------------------------------------

                                              Net Expenses*            1.25%
                                            ------------------------------------

EXPENSE EXAMPLE

Use the table at right to compare the                                1      3       5       10
Portfolio's fees and expenses with those     LAZARD RETIREMENT     YEAR   YEARS   YEARS   YEARS
of other funds. It illustrates the amount    SMALL CAP PORTFOLIO
of fees and expenses you would pay,
assuming the following:                                            $127   $397    $686    $1,511
 o $10,000 initial investment
 o 5% annual return each year
 o redemption at the end of each
   period
 o no changes in expenses
Because this example is hypothetical
and for comparison only, your actual
costs will be different.

------------------------
* Reflects an agreement by the Investment Manager to reimburse the Portfolio through December 31, 2000 to the extent Total Portfolio Operating Expenses exceed in any fiscal year 1.25% of the Portfolio's average daily net assets.

LAZARD RETIREMENT BANTAM
VALUE PORTFOLIO

INVESTMENT OBJECTIVE          The Portfolio seeks long-term capital
                              appreciation.

PRINCIPAL INVESTMENT
 STRATEGIES                   The Portfolio invests primarily in equity
                              securities of small U.S. companies with market capitalizations under $500 million that the Investment Manager believes are undervalued based on their return on total capital or equity.

PRINCIPAL INVESTMENT RISKS    While stocks have historically been a leading
                              choice of long-term investors, they do fluctuate in price. Small companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The value of your investment in the Portfolio will go up and down, which means that you could lose money.


FEES AND EXPENSES
                                                 -------------------------------
As an investor, you pay certain fees and
expenses in connection with buying and             Annual Portfolio
holding Portfolio shares.  The following           Operating Expenses
table illustrates those fees and expenses.         AS A % OF AVERAGE DAILY
Keep in mind that the Portfolio has no sales       NET ASSETS
charge (load).  Annual Portfolio Operating
Expenses are paid out of Portfolio assets,
and are reflected in the share price.  The
information in the table does not reflect
account fees and charges to separate
accounts or related insurance policies that
may be imposed by Participating Insurance
Companies.
                                                 -------------------------------
                                                   Management fees         .75%

                                                 -------------------------------
                                                   Distribution and
                                                   Servicing (12b-1) fees  .25%
                                                 -------------------------------

                                                   Other expenses*         .50%
                                                 -------------------------------

                                                   Total Portfolio
                                                   Operating Expenses     1.50%

                                                 -------------------------------


* "Other expenses" are based on estimated amounts for the current fiscal year. Actual expenses may be greater or less than the amount indicated above.

EXPENSE EXAMPLE

Use the table at right to compare the        LAZARD RETIREMENT       1      3        5      10
Portfolio's fees and expenses with those     BANTAN VALUE          YEAR   YEARS   YEARS   YEARS
of other funds. It illustrates the amount    PORTFOLIO
of fees and expenses you would pay,
assuming the following:                                            $153   $474    $818    $1,791
 o $10,000 initial investment
 o 5% annual return each year
 o redemption at the end of each
   period
o no changes in expenses
Because this example is hypothetical
and for comparison only, your actual
costs will be different.

-----------------------------------------------
LAZARD RETIREMENT GLOBAL
EQUITY PORTFOLIO


INVESTMENT OBJECTIVE          The Portfolio seeks long-term capital
                              appreciation.

PRINCIPAL INVESTMENT
 STRATEGIES                   The Portfolio invests primarily in equity
                              securities of relatively large companies, both
                              U.S. and non-U.S., that the Investment Manager believes are undervalued based on their return on total capital or equity.

PRINCIPAL INVESTMENT RISKS    While stocks have historically been a leading
                              choice of long-term investors, they do fluctuate in price. Foreign securities include special risks, such as exposure to currency fluctuations, changing political climate and potentially less liquidity. The value of your investment in the Portfolio will go up and down, which means that you could lose money.


FEES AND EXPENSES
                                                --------------------------------
As an investor, you pay certain fees and
expenses in connection with buying and            Annual Portfolio
holding Portfolio shares.  The following          Operating Expenses
table illustrates those fees and expenses.        AS A % OF AVERAGE DAILY
Keep in mind that the Portfolio has no sales      NET ASSETS
charge (load).  Annual Portfolio Operating
Expenses are paid out of Portfolio assets,
and are reflected in the share price.  The
information in the table does not reflect
account fees and charges to separate
accounts or related insurance policies that
may be imposed by Participating Insurance
Companies.
                                                --------------------------------
                                                  Management fees          .75%
                                                --------------------------------
                                                  Distribution and
                                                  Servicing (12b-1) fees   .25%
                                                --------------------------------
                                                  Other expenses*          .60%
                                                --------------------------------

                                                  Total Portfolio
                                                  Operating Expenses      1.60%
                                                --------------------------------

--------

* "Other expenses" are based on estimated amounts for the current fiscal year. Actual expenses may be greater or less than the amount indicated above.

EXPENSE EXAMPLE

Use the table at right to compare the        LAZARD RETIREMENT       1      3       5      10
Portfolio's fees and expenses with those     GLOBAL EQUITY         YEAR   YEARS   YEARS   YEARS
of other funds. It illustrates the amount    PORTFOLIO
of fees and expenses you would pay,
assuming the following:                                            $163   $505    $871    $1,900
 o $10,000 initial investment
 o 5% annual return each year
 o redemption at the end of each
   period
o no changes in expenses
Because this example is hypothetical
and for comparison only, your actual
costs will be different.

---------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL
EQUITY PORTFOLIO
---------------------------------------------------------

INVESTMENT OBJECTIVE          The Portfolio seeks long-term capital
                              appreciation.

PRINCIPAL INVESTMENT
 STRATEGIES                   The Portfolio invests primarily in equity
                              securities of relatively large non-U.S. companies that the Investment Manager believes are undervalued based on their return on total capital or equity.

PRINCIPAL INVESTMENT RISKS    While stocks have historically been a leading
                              choice of long-term investors, they do fluctuate in price. The Portfolio's performance will be influenced by political, social and economic factors affecting non-U.S. companies. These risks include changes in currency exchange rates, a lack of adequate company information, political instability and differing auditing and legal standards. The value of your investment in the Portfolio will go up and down, which means that you could lose money.


FEES AND EXPENSES
                                                --------------------------------
As an investor, you pay certain fees and
expenses in connection with buying and            Annual Portfolio
holding Portfolio shares.  The following          Operating Expenses
table illustrates those fees and expenses.        AS A % OF AVERAGE DAILY
Keep in mind that the Portfolio has no sales      NET ASSETS
charge (load).  Annual Portfolio Operating
Expenses are paid out of Portfolio assets,
and are reflected in the share price.  The
information in the table does not reflect
account fees and charges to separate
accounts or related insurance policies that
may be imposed by Participating Insurance
Companies.
                                                --------------------------------
                                                  Management fees          .75%
                                                --------------------------------
                                                  Distribution and
                                                  Servicing (12b-1) fees   .25%
                                                --------------------------------
                                                  Other expenses         47.67%
                                                --------------------------------
                                                  Total Portfolio
                                                  Operating Expenses     48.67%
                                                --------------------------------
                                                  Fee Waiver and Expense
                                                  Reimbursement*         47.42%
                                                --------------------------------

                                                  Net Expenses*           1.25%
                                                --------------------------------

EXPENSE EXAMPLE

Use the table at right to compare the
Portfolio's fees and expenses with
those of other funds. It illustrates the
amount of fees and expenses you
would pay, assuming the following:
 o $10,000 initial investment           LAZARD RETIREMENT           1        3      5      10
 o 5% annual return each year           INTERNATIONAL EQUITY      YEAR     YEARS  YEARS   YEARS
 o redemption at the end of each        PORTFOLIO
   period
                                                                 $127      $397   $686    $1,511
o no changes in expenses
Because this example is hypothetical
and for comparison only, your actual
costs will be different.


------------------------
* Reflects an agreement by the Investment Manager to reimburse the Portfolio through December 31, 2000 to the extent Total Portfolio Operating Expenses exceed in any fiscal year 1.25% of the Portfolio's average daily net assets.

--------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL SMALL
CAP PORTFOLIO
--------------------------------------------------------------

Investment Objective          The Portfolio seeks long-term capital
                              appreciation.

PRINCIPAL INVESTMENT
 STRATEGIES                   The Portfolio invests primarily in equity
                              securities of relatively small non-U.S. companies in the range of the Morgan Stanley Capital
                              International Europe, Australia and Far East Small
                              Cap Index that the Investment Manager believes are undervalued based on their return on total capital or equity.

PRINCIPAL INVESTMENT RISKS    While stocks have historically been a leading
                              choice of long-term investors, they do fluctuate in price. The Portfolio's performance will be influenced by political, social and economic factors affecting non- U.S. companies. These risks include changes in currency exchange rates, a lack of adequate company information, political instability and differing auditing and legal standards. Small companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The value of your investment in the Portfolio will go up and down, which means that you could lose money.

FEES AND EXPENSES
                                                  ------------------------------
As an investor, you pay certain fees and
expenses in connection with buying and              Annual Portfolio
holding Portfolio shares.  The following            Operating Expenses
table illustrates those fees and expenses.          AS A % OF AVERAGE
Keep in mind that the Portfolio has no sales        DAILY
charge (load).  Annual Portfolio Operating          NET ASSETS
Expenses are paid out of Portfolio assets,
and are reflected in the share price.  The
information in the table does not reflect
account fees and charges to separate
accounts or related insurance policies that
may be imposed by Participating Insurance
Companies.
                                                  ------------------------------
                                                    Management fees         .75%
                                                  ------------------------------
                                                    Distribution and
                                                    Servicing (12b-1) fees  .25%
                                                  ------------------------------
                                                    Other expenses*         .80%
                                                  ------------------------------
                                                    Total Portfolio
                                                    Operating Expenses     1.80%
                                                  ------------------------------
------------
* "Other expenses" are based on estimated amounts for the current fiscal year. Actual expenses may be greater or less than the amount indicated above.


EXPENSE EXAMPLE

Use the table at right to compare the
Portfolio's fees and expenses with those
of other funds. It illustrates the amount
of fees and expenses you would pay,
assuming the following:
 o $10,000 initial investment                LAZARD RETIREMENT             1         3         5        10
 o 5% annual return each year                INTERNATIONAL SMALL CAP     YEAR      YEARS     YEARS     YEARS
 o redemption at the end of each period      PORTFOLIO
                                                                         $183      $566      $975      $2,116
 o no changes in expenses
Because this example is hypothetical and
for comparison only, your actual costs
will be different.

------------------------------------------------------
LAZARD RETIREMENT EMERGING
MARKETS PORTFOLIO
------------------------------------------------------

Investment Objective          The Portfolio seeks long-term capital
                              appreciation.

PRINCIPAL INVESTMENT
 STRATEGIES                   The Portfolio invests primarily in equity
                              securities of non-U.S. companies whose principal activities are in emerging market countries that the Investment Manager believes are undervalued based on their return on total capital or equity.

PRINCIPAL INVESTMENT RISKS    While stocks have historically been a leading
                              choice of long-term investors, they do fluctuate in price. The Portfolio's performance will be influenced by political, social and economic factors affecting companies in emerging market countries. These risks include changes in currency exchange rates, a lack of adequate company information, political instability, and differing auditing and legal standards. In addition, emerging market countries generally have economic structures that are less diverse and mature and political systems that are less stable, than those of developed countries. The value of your investment in the Portfolio will go up and down, which means that you could lose money.


The accompanying bar chart and table         PERFORMANCE BAR CHART AND TABLE
show the Lazard Retirement Emerging
Markets Portfolio's annual returns and    YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
its long-term performance.  The bar chart
shows how the performance of the                     [To be provided]
Portfolio's shares has varied from year to
year.  The table compares the performance       _______________________________
of the Portfolio's shares over time to that
of the Morgan Stanley Capital International    Best quarter:   12/31/98  11.78%
(MSCI) Emerging Markets Free Index and         Worst quarter:  9/30/98  (22.58)%
the International Finance Corp. (IFC)           _______________________________
Investable Total Return Index, each of
which is an unmanaged index of emerging
market securities. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance does not indicate how the Portfolio will perform in the future.

                        AVERAGE ANNUAL TOTAL RETURNS
                 (for the periods ending December 31, 1998)


                               Inception Date    Past Year    Since Inception
PORTFOLIO                      11/4/97           (22.85)%      (23.31)%

MSCI EMERGING
MARKETS FREE INDEX                               (25.34)%      (26.32)%

IFC INVESTABLE TOTAL
RETURN INDEX                                     (22.02)%      (21.69)%


FEES AND EXPENSES
                                               ---------------------------------
As an investor, you pay certain fees and
expenses in connection with buying and           Annual Portfolio
holding Portfolio shares.  The following         Operating Expenses
table illustrates those fees and expenses.       AS A % OF AVERAGE DAILY
Keep in mind that the Portfolio has no           NET ASSETS
sales charge (load).  Annual Portfolio
Operating Expenses are paid out of
Portfolio assets, and are reflected in the
share price. The information in the
table does not reflect account fees and
charges to separate accounts or related
insurance policies that may be imposed
by Participating Insurance Companies.
                                               ---------------------------------
                                                 Management fees          1.00%

                                               ---------------------------------
                                                 Distribution and
                                                 Servicing (12b-1) fees    .25%
                                               ---------------------------------

                                                 Other expenses          13.12%
                                               ---------------------------------

                                                 Total Portfolio
                                                 Operating Expenses      14.37%
                                               ---------------------------------
                                                 Fee Waiver and Expense
                                                 Reimbursement*          12.77%
                                               ---------------------------------

                                                 Net Expenses*            1.60%
                                               ---------------------------------

EXPENSE EXAMPLE

Use the table at right to compare the
Portfolio's fees and expenses with
those of other funds. It illustrates the
amount of fees and expenses you
would pay, assuming the following:
 o $10,000 initial investment                LAZARD RETIREMENT          1         3         5         10
 o 5% annual return each year                EMERGING MARKETS         YEAR     YEARS      YEARS     YEARS
 o redemption at the end of each period      PORTFOLIO
                                                                      $163     $505       $871      $1,800
 o no changes in expenses
Because this example is hypothetical
and for comparison only, your actual
costs will be different.

------------------------
* Reflects an agreement by the Investment Manager to reimburse the Portfolio through December 31, 2000 to the extent Total Portfolio Operating Expenses exceed in any fiscal year 1.60% of the Portfolio's average daily net assets.

-------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL FIXED-INCOME
PORTFOLIO
-------------------------------------------------------------------

Investment Objective          The Portfolio seeks high total return from a
                              combination of current income and capital appreciation.

PRINCIPAL INVESTMENT
 STRATEGIES                   The Portfolio invests primarily in non-U.S. fixed-
                              income securities of varying maturities.

PRINCIPAL INVESTMENT RISKS    While bonds are designed to produce a stable
                              stream of income, their prices move inversely with changes in interest rates. The Portfolio's performance will be influenced by political, social and economic factors affecting non-U.S.
                              countries. These risks include changes in currency exchange rates, a lack of adequate company information, political instability and differing auditing and legal standards. The value of your investment in the Portfolio will go up and down, which means that you could lose money.


FEES AND EXPENSES
                                                 -------------------------------
As an investor, you pay certain fees and
expenses in connection with buying and             Annual Portfolio
holding Portfolio shares.  The following           Operating Expenses
table illustrates those fees and expenses.         AS A % OF AVERAGE
Keep in mind that the Portfolio has no sales       DAILY NET ASSETS
charge (load).  Annual Portfolio Operating
Expenses are paid out of Portfolio assets,
and are reflected in the share price.  The
information in the table does not reflect
account fees or related insurance policies
that may be imposed by Participating
Insurance Companies.
                                                 -------------------------------
                                                   Management fees         .75%
                                                 -------------------------------
                                                   Distribution and
                                                   Servicing (12b-1) fees  .25%
                                                 -------------------------------
                                                   Other expenses*         .50%
                                                 -------------------------------
                                                   Total Portfolio
                                                   Operating Expenses     1.50%
                                                 -------------------------------

* "Other expenses" are based on estimated amounts for the current fiscal year. Actual expenses may be greater or less than the amount indicated above.

EXPENSE EXAMPLE

Use the table at right to compare the
Portfolio's fees and expenses with
those of other funds. It illustrates the
amount of fees and expenses you             LAZARD RETIREMENT         1         3         5         10
would pay, assuming the following:          INTERNATIONAL FIXED-    YEAR      YEARS     YEARS     YEARS
 o $10,000 initial investment               INCOME PORTFOLIO
 o 5% annual return each year                                       $153      $474      $818     $1,791
 o redemption at the end of each
   period
 o no changes in expenses
Because this example is hypothetical
and for comparison only, your actual
costs will be different.

--------------------------------------------------
LAZARD RETIREMENT STRATEGIC
YIELD PORTFOLIO
--------------------------------------------------

Investment Objective          The Portfolio seeks total return from a
                              combination of capital appreciation and current income.

PRINCIPAL INVESTMENT
 STRATEGIES                   The Portfolio invests in a wide variety of U.S.
                              and non-U.S. fixed-income securities, including those of emerging markets and non-traditional sectors, many of which are rated, at the time of purchase, below investment grade.

PRINCIPAL INVESTMENT RISKS    While bonds are designed to produce a stable
                              stream of income, their prices move inversely with changes in interest rates. The Portfolio's performance will be influenced by political, social and economic factors affecting non-U.S.
                              countries. These risks include changes in currency exchange rates, a lack of adequate company information, political instability and differing auditing and legal standards. High yield bonds involve greater credit risk than investment grade bonds. They tend to be more volatile in price, less liquid and are considered speculative. The value of your investment in the Portfolio will go up and down, which means that you could lose money.


FEES AND EXPENSES
                                               ---------------------------------
As an investor, you pay certain fees and
expenses in connection with buying and           Annual Portfolio
holding Portfolio shares.  The following         Operating Expenses
table illustrates those fees and expenses.       AS A % OF AVERAGE
Keep in mind that the Portfolio has no sales     DAILY NET ASSETS
charge (load).  Annual Portfolio Operating
Expenses are paid out of Portfolio assets,
and are reflected in the share price.  The
information in the table does not reflect
account fees and charges to separate
accounts or related insurance policies that
may be imposed by Participating Insurance
Companies.
                                               ---------------------------------
                                                 Management fees           .75%
                                               ---------------------------------
                                                 Distribution and
                                                 Servicing (12b-1) fees    .25%
                                               ---------------------------------
                                                 Other expenses*           .50%
                                               ---------------------------------
                                                 Total Portfolio
                                                 Operating Expenses       1.50%
                                               ---------------------------------
--------

* "Other expenses" are based on estimated amounts for the current fiscal year. Actual expenses may be greater or less than the amount indicated above.

EXPENSE EXAMPLE

Use the table at right to compare the
Portfolio's fees and expenses with those
of other funds. It illustrates the amount
of fees and expenses you would pay,
assuming the following:                           LAZARD RETIREMENT                1         3         5         10
 o $10,000 initial investment                     STRATEGIC YIELD PORTFOLIO      YEAR      YEARS     YEARS     YEARS
 o 5% annual return each year
 o redemption at the end of each                                                 $153      $474      $818      $1,791
   period
 o no changes in expenses
Because this example is hypothetical and
for comparison only, your actual costs
will be different.

                   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS


                       LAZARD RETIREMENT EQUITY PORTFOLIO



                               Ticker Symbol: N/A

INVESTMENT OBJECTIVE AND STRATEGIES

The Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities of relatively large U.S. companies that the Investment Manager believes are undervalued based on their return on total capital or equity.

The Portfolio generally invests at least 80% of its total assets in equity securities. The Portfolio may invest up to 20% of its total assets in U.S. Government securities and investment grade debt obligations of U.S. corporations. The Portfolio also may invest up to 15% of its total assets in non-U.S. equity or debt securities that trade in U.S. markets.

The Portfolio may engage in various investment techniques, such as options and futures transactions, and lending portfolio securities.

RISK FACTORS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the Portfolio will go up and down, which means that you could lose money.

Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Portfolio's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing smaller companies). Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio would do this only in seeking to avoid losses, but this could reduce the benefit from any upswing in the market.

While the Portfolio may engage in options and futures transactions primarily to hedge its portfolio, it may use these transactions to increase returns; however, there is the risk that these transactions sometimes may reduce returns or increase volatility. In addition, derivatives, such as options and futures, can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

The Portfolio is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Portfolio's securities may be more sensitive to changes in the market value of a single company or industry.

Portfolio shares are offered only to separate accounts of Participating Insurance Companies and Eligible Plans. Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants to conflict. Should any conflict arise that requires a substantial amount of the Portfolio's assets be withdrawn, orderly portfolio management could be disrupted to the potential detriment of Policy owners or Plan participants.

                   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS


                      LAZARD RETIREMENT SMALL CAP PORTFOLIO



                               Ticker Symbol: N/A

INVESTMENT OBJECTIVE AND STRATEGIES

The Small Cap Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities of relatively small U.S. companies in the range of the Russell 2000 Index that the Investment Manager believes are undervalued based on their return on total capital or equity. The Russell 2000 Index is composed of selected common stocks of small, generally unseasoned U.S. companies.

The Portfolio generally invests at least 65% of its total assets in equity securities of small U.S. companies. These securities generally have one or more of the following characteristics:

          o are undervalued relative to their earnings, cash flow or asset values;

          o have an attractive price/value relationship with expectations that some catalyst will cause the perception of value to change within two years;

          o are out of favor due to circumstances which are unlikely to harm the company's franchise or earnings power;

          o    have low projected P/E or price-to-cash flow multiples;

          o have the potential to become a larger factor in the company's business;

          o    have significant debt but have high levels of free cash flow; and

          o have a relatively short corporate history with the expectation that the business may grow.

The Portfolio may invest up to 15% of its total assets in equity or debt securities of non-U.S. companies. The Portfolio may engage in various investment techniques, such as options and futures transactions and lending portfolio securities.

RISK FACTORS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the Portfolio will go up and down, which means that you could lose money.

Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Portfolio's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing larger companies). Small companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Some of the Portfolio's investments will rise and fall based on investor perception only. Investments in value stocks are subject to the risk that they may never reach what the portfolio manager believes is their full value. They also may decline in price, even though in theory they are already undervalued. And, while investments in value stocks may limit downside risk over time, the Portfolio may, as a trade-off, produce smaller gains than riskier stock funds.

Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio would do this only in seeking to avoid losses, but this could reduce the benefit from any upswing in the market.

While the Portfolio may engage in options and futures transactions primarily to hedge its portfolio, it may use these transactions to increase returns; however, there is the risk that these transactions sometimes may reduce returns or increase volatility. In addition, derivatives, such as options and futures, can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

The Portfolio is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Portfolio's securities may be more sensitive to changes in the market value of a single company or industry.

Portfolio shares are offered only to separate accounts of Participating Insurance Companies and Eligible Plans. Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants to conflict. Should any conflict arise that requires a substantial amount of the Portfolio's assets be withdrawn, orderly portfolio management could be disrupted to the potential detriment of Policy owners or Plan participants.

                   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS


                    LAZARD RETIREMENT BANTAM VALUE PORTFOLIO



                               Ticker Symbol: N/A

INVESTMENT OBJECTIVE AND STRATEGIES

The Bantam Value Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities of small U.S. companies with market capitalizations under $500 million that the Investment Manager believes are undervalued based on their return on total capital or equity.

The Portfolio generally invests at least 65% of its total assets in equity securities of small U.S. companies that have one or more of the characteristics listed in the description of the Lazard Retirement Small Cap Portfolio on page ____. Assets not invested in equity securities of small U.S. companies may be invested in equity or debt securities of large U.S. and non-U.S. companies.

The Portfolio may engage in various investment techniques, such as options and futures transactions and lending portfolio securities.

RISK FACTORS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the Portfolio will go up and down, which means that you could lose money.

Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Portfolio's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing larger companies). Small companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Some of the Portfolio's investments will rise and fall based on investor perception only. Investments in value stocks are subject to the risk that they may never reach what the portfolio manager believes is their full value. They also may decline in price, even though in theory they are already undervalued. And, while investments in value stocks may limit downside risk over time, the Portfolio may, as a trade-off, produce smaller gains than riskier stock funds.

Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio would do this only in seeking to avoid losses, but this could reduce the benefit from any upswing in the market.

While the Portfolio may engage in options and futures transactions primarily to hedge its portfolio, it may use these transactions to increase returns; however, there is the risk that these transactions sometimes may reduce returns or increase volatility. In addition, derivatives, such as options and futures, can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

The Portfolio is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Portfolio's securities may be more sensitive to changes in the market value of a single company or industry.

Portfolio shares are offered only to separate accounts of Participating Insurance Companies and Eligible Plans. Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants to conflict. Should any conflict arise that requires a substantial amount of the Portfolio's assets be withdrawn, orderly portfolio management could be disrupted to the potential detriment of Policy owners or Plan participants.

                  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS


                    LAZARD RETIREMENT GLOBAL EQUITY PORTFOLIO



                               Ticker Symbol: N/A

INVESTMENT OBJECTIVE AND STRATEGIES

The Global Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities of relatively large companies, both U.S. and non-U.S., that the Investment Manager believes are undervalued based on their return on total capital or equity.

The Portfolio generally invests at least 65% of its total assets in equity securities, including American and Global Depositary Receipts, of companies located in at least four different countries, including the United States. The allocation of the Portfolio's assets among geographic regions may shift from time to time based on the Investment Manager's judgment. However, the Investment Manager currently intends to invest at least 25% of the Portfolio's total assets in securities of U.S. companies.

The Portfolio may invest up to 20% of its total assets in investment grade fixed-income securities. The Portfolio may engage in various investment techniques, such as options and futures transactions, foreign currency transactions and lending portfolio securities.

RISK FACTORS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the Portfolio will go up and down, which means that you could lose money.

The Portfolio's performance will be influenced by political, social and economic factors affecting companies around the world. These risks include changes in currency exchange rates, a lack of adequate company information, political instability, and differing auditing and legal standards. To the extent the Portfolio invests in companies in emerging market countries, these countries generally have economic structures that are less diverse and mature and political systems that are less stable, than those of developed countries.

Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio would do this only in seeking to avoid losses, but this could reduce the benefit from any upswing in the market.

While the Portfolio may engage in options and futures transactions and foreign currency transactions primarily to hedge its portfolio, it may use these transactions to increase returns; however, there is the risk that these transactions sometimes may reduce returns or increase volatility. In addition, derivatives, such as options and futures, can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

The Portfolio is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Portfolio's securities may be more sensitive to changes in the market value of a single company or industry.

Portfolio shares are offered only to separate accounts of Participating Insurance Companies and Eligible Plans. Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants to conflict. Should any conflict arise that requires a substantial amount of the Portfolio's assets be withdrawn, orderly portfolio management could be disrupted to the potential detriment of Policy owners or Plan participants.

                   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO



                               Ticker Symbol: N/A

INVESTMENT OBJECTIVE AND STRATEGIES

The International Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities of relatively large non-U.S. companies that the Investment Manager believes are undervalued based on their return on total capital or equity.

The Portfolio generally invests at least 80% of its total assets in equity securities of companies located in at least three different non-U.S. countries. The allocation of the Portfolio's assets among geographic sectors may shift from time to time based on the Investment Manager's judgment. However, the Investment Manager currently intends to invest the Portfolio's assets primarily in companies based in developed markets.

The Portfolio may invest up to 20% of its total assets in investment grade fixed-income securities and short-term money market instruments. The Portfolio may engage in various investment techniques, such as options and futures transactions, foreign currency transactions and lending portfolio securities.

RISK FACTORS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the Portfolio will go up and down, which means that you could lose money.

The Portfolio's performance will be influenced by political, social and economic factors affecting companies around the world. These risks include changes in currency exchanges rates, a lack of adequate company information, political instability, and differing auditing and legal standards.

Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio would do this only in seeking to avoid losses, but this could reduce the benefit from any upswing in the market.

While the Portfolio may engage in options and futures transactions and foreign currency transactions primarily to hedge its portfolio, it may use these transactions to increase returns; however, there is the risk that these transactions sometimes may reduce returns or increase volatility. In addition, derivatives, such as options and futures, can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

The Portfolio is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Portfolio's securities may be more sensitive to changes in the market value of a single company or industry.

Portfolio shares are offered only to separate accounts of Participating Insurance Companies and Eligible Plans. Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants to conflict. Should any conflict arise that requires a substantial amount of the Portfolio's assets be withdrawn, orderly portfolio management could be disrupted to the potential detriment of Policy owners or Plan participants.

                   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS


               LAZARD RETIREMENT INTERNATIONAL SMALL CAP PORTFOLIO



                               Ticker Symbol: N/A

INVESTMENT OBJECTIVE AND STRATEGIES

The International Small Cap Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities of relatively small non-U.S. companies in the range of the Morgan Stanley Capital International Europe, Australia and Far East Small Cap Index (the "MSCI EAFE Small Cap Index") that the Investment Manager believes are undervalued based on their return on total capital or equity. The MSCI EAFE Small Cap Index is an unmanaged index of securities listed on foreign stock exchanges.

The Portfolio generally invests at least 65% of its total assets in equity securities, including American and Global Depositary Receipts, of small non-U.S. companies that have one or more of the characteristics listed in the description of the Lazard Retirement Small Cap Portfolio on page __. The Portfolio generally invests at least 65% of its total assets in equity securities of companies located in at least three different non-U.S. countries. The allocation of the Portfolio's assets among geographic regions may shift from time to time based on the Investment Manager's judgment. However, the Investment Manager currently intends to invest the Portfolio's assets primarily in companies based in Continental Europe, the United Kingdom, the Pacific Basin, Latin America and Canada.

The Portfolio may invest up to 20% of its total assets in equity securities of large companies or investment grade debt securities. The Portfolio may engage in various investment techniques, such as options and futures transactions, foreign currency transactions and lending portfolio securities.

RISK FACTORS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the Portfolio will go up and down, which means that you could lose money.

The Portfolio's performance will be influenced by political, social and economic factors affecting companies around the world. These risks include changes in currency exchange rates, a lack of adequate company information, political instability, and differing auditing and legal standards.

Small companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Some of the Portfolio's investments will rise and fall based on investor perception only. Investments in value stocks are subject to the risk that they may never reach what the portfolio manager believes is their full value. They also may decline in price, even though in theory they are already undervalued. And, while investments in value stocks may limit downside risk over time, the Portfolio may, as a trade-off, produce smaller gains than riskier stock funds.

Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio would do this only in seeking to avoid losses, but this could reduce the benefit from any upswing in the market.

While the Portfolio may engage in options and futures transactions and foreign currency transactions primarily to hedge its portfolio, it may use these transactions to increase returns; however, there is the risk that these transactions sometimes may reduce returns or increase volatility. In addition, derivatives, such as options and futures, can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

The Portfolio is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Portfolio's securities may be more sensitive to changes in the market value of a single company or industry.

Portfolio shares are offered only to separate accounts of Participating Insurance Companies and Eligible Plans. Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants to conflict. Should any conflict arise that requires a substantial amount of the Portfolio's assets be withdrawn, orderly portfolio management could be disrupted to the potential detriment of Policy owners or Plan participants.

                  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS


                  LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO



                               Ticker Symbol: N/A

INVESTMENT OBJECTIVE AND STRATEGIES

The Emerging Markets Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities of non-U.S. companies whose principal business activities are located in emerging market countries that the Investment Manager believes are undervalued based on their return on total capital or equity. Emerging markets include countries where political and economic trends have produced or are producing a more stable economic environment, developed or developing financial markets and investment liquidity.

The Portfolio generally invests at least 65% of its total assets in securities, including American and Global Depositary Receipts, of companies whose principal business activities are located in emerging market countries. The Portfolio invests at least 65% of its total assets in securities of companies in at least three different non-U.S. countries. The allocation of the Portfolio's assets among emerging market countries may shift from time to time based on the Investment Manager's judgment. However, the Portfolio is likely to focus on companies in Latin America, the Pacific Basin and Europe.

The Portfolio may invest in closed-end investment companies that invest in emerging market securities. When the Investment Manager believes it is warranted, the Portfolio may invest, without limitation, in fixed-income securities, or assume a temporary defensive position and invest in the equity securities of U.S. companies or short-term money market instruments.

The Portfolio may engage in various investment techniques, such as options and futures transactions, foreign currency transactions and lending portfolio securities.

RISK FACTORS

The securities markets of emerging market countries can be extremely volatile. The value of your investment in the Portfolio will go up and down, which means that you could lose money.

The fund's performance will be influenced by political, social and economic factors affecting companies in emerging market countries. These risks include changes in currency exchange rates, a lack of adequate company information, political instability, and differing auditing and legal standards. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors.

Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio would do this only in seeking to avoid losses, but this could reduce the benefit from any upswing in the market.

While the Portfolio may engage in options and futures transactions and foreign currency transactions primarily to hedge its portfolio, it may use these transactions to increase returns; however, there is the risk that these transactions sometimes may reduce returns or increase volatility. In addition, derivatives, such as options and futures, can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

The Portfolio is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Portfolio's securities may be more sensitive to changes in the market value of a single company or industry.

Portfolio shares are offered only to separate accounts of Participating Insurance Companies and Eligible Plans. Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants to conflict. Should any conflict arise that requires a substantial amount of the Portfolio's assets be withdrawn, orderly portfolio management could be disrupted to the potential detriment of Policy owners or Plan participants.

                   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS


             LAZARD RETIREMENT INTERNATIONAL FIXED-INCOME PORTFOLIO



                               Ticker Symbol: N/A

INVESTMENT OBJECTIVE AND STRATEGIES

The International Fixed-Income Portfolio seeks high total return from a combination of current income and capital appreciation. The Portfolio invests primarily in non-U.S. fixed-income securities of varying maturities.

The Portfolio generally invests at least 65% of its total assets in fixed-income securities of companies within, or governments, their agencies or instrumentalities of, at least three different non-U.S. countries. The Portfolio may invest in any region of the world, including emerging market countries. However, the Investment Manager currently intends to invest the Portfolio's assets primarily in companies within, or governments of, Continental Europe, the United Kingdom, Canada and the Pacific Basin. The Portfolio also may invest in American or Global Depositary Receipts issued in relation to a pool of fixed-income securities in which the Portfolio could invest directly.

The Portfolio generally invests at least 85% of its total assets in investment grade fixed-income securities or the unrated equivalent as determined by the Investment Manager. The Portfolio may invest up to 15% of its total assets in fixed-income securities rated, at the time of purchase, below investment grade and as low as the lowest rating assigned by S&P and Moody's or the unrated equivalent as determined by the Investment Manager.

The Investment Manager anticipates that, under normal market conditions, the Portfolio's effective duration will range between two and eight years. Duration is a measure of how sensitive the securities held by the Portfolio may be to changes in interest rates.

The Portfolio may engage in various investment techniques, such as options and futures transactions, foreign currency transactions and lending portfolio securities.

RISK FACTORS

While bonds are designed to produce a stable stream of income, their prices move inversely with changes in interest rates. The value of your investment in the Portfolio will go up and down, which means that you could lose money.

The Portfolio is subject to credit risk, or the risk that an issuer of bonds held by the Portfolio fails to make timely interest or principal payments, potentially reducing the Portfolio's income or share price.

The Portfolio's performance will be influenced by political, social and economic factors affecting companies around the world. These risks include changes in currency exchange rates, a lack of adequate company information, political instability, and differing auditing and legal standards.

The Portfolio's investments in lower-rated, higher-yielding bonds are subject to greater credit risk than its higher-rated investments. Lower-rated bonds tend to be more volatile, less liquid and are considered speculative.

While the Portfolio may engage in options and futures transactions and foreign currency transactions primarily to hedge its portfolio, it may use these transactions to increase returns; however, there is the risk that these transactions sometimes may reduce returns or increase volatility. In addition, derivatives, such as options and futures, can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio would do this only in seeking to avoid losses, but this could reduce the benefit from any upswing in the bond market.

The Portfolio is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Portfolio's securities may be more sensitive to changes in the market value of a single company or industry.

Portfolio shares are offered only to separate accounts of Participating Insurance Companies and Eligible Plans. Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants to conflict. Should any conflict arise that requires a substantial amount of the Portfolio's assets be withdrawn, orderly portfolio management could be disrupted to the potential detriment of Policy owners or Plan participants.

                   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS


                   LAZARD RETIREMENT STRATEGIC YIELD PORTFOLIO



                               Ticker Symbol: N/A

INVESTMENT OBJECTIVE AND STRATEGIES

The Strategic Yield Portfolio seeks total return from a combination of capital appreciation and current income. The Portfolio invests primarily in a wide variety of U.S. and non-U.S. fixed-income securities, including those of emerging markets and non-traditional sectors, many of which are rated, at the time of purchase, below investment grade.

The Portfolio generally invests at least 65% of its total assets in fixed-income securities, such as bonds, debentures, notes, convertible securities, structured notes, and mortgage-related and asset-backed securities, of U.S and non-U.S issuers. At least 95% of these fixed-income securities will be rated, at the time of purchase, at least CCC by S&P or Caa by Moody's, or the unrated equivalent as determined by the Investment Manager. The remaining 5% may be rated, at the time of purchase, as low as the lowest rating assigned by S&P and Moody's. Consequently, the Portfolio may invest all of its assets in fixed-income securities rated below investment grade.

The Portfolio may invest without limitation in U.S. dollar denominated fixed-income securities of foreign issuers. The Portfolio also may invest in American or Global Depositary Receipts issued in relation to a pool of fixed-income securities in which the Portfolio could invest directly.

When, in the Investment Managers judgment, business or financial conditions warrant, the Portfolio may assume a temporary defensive position and invest without limit in investment grade fixed-income securities or short-term money market instruments.

The Portfolio may engage in various investment techniques, such as options and futures transactions, foreign currency transactions and lending portfolio securities.

RISK FACTORS

While bonds are designed to produce a stable stream of income, their prices move inversely with changes in interest rates. The value of your investment in the Portfolio will go up and down, which means that you could lose money.

The Portfolio is subject to credit risk, or the risk that an issuer of bonds held by the Portfolio fails to make timely interest or principal payments, potentially reducing the Portfolio's income or share price.

The Portfolio's investments in lower-rated, higher-yielding bonds are subject to greater credit risk than its higher-rated investments. Lower-rated bonds tend to be more volatile, less liquid and are considered speculative.

The Portfolio's performance will be influenced by political, social and economic factors affecting companies around the world. These risks include changes in currency exchange rates, a lack of adequate company information, political instability, and differing auditing and legal standards.

While the Portfolio may engage in options and futures transactions and foreign currency transactions primarily to hedge its portfolio, it may use these transactions to increase returns; however, there is the risk that these transactions sometimes may reduce returns or increase volatility. In addition, derivatives, such as options and futures, can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio would do this only in seeking to avoid losses, but this could reduce the benefit from any upswing in the bond market.

The Portfolio is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Portfolio's securities may be more sensitive to changes in the market value of a single company or industry.

Portfolio shares are offered only to separate accounts of Participating Insurance Companies and Eligible Plans. Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants to conflict. Should any conflict arise that requires a substantial amount of the Portfolio's assets be withdrawn, orderly portfolio management could be disrupted to the potential detriment of Policy owners or Plan participants.

                                 FUND MANAGEMENT

INVESTMENT MANAGER

Lazard Asset Management, 30 Rockefeller Plaza, New York, New York 10112, serves as the Investment Manager of the Portfolios. The Investment Manager is a division of Lazard Freres, a New York limited liability company, which is registered as an investment adviser with the Securities and Exchange Commission (the "Commission") and is a member of the New York, American and Midwest Stock Exchanges. Lazard Freres provides its clients with a wide variety of investment banking, brokerage and related services. The Investment Manager provides investment management services to client discretionary accounts with assets totaling approximately $71 billion as of December 31, 1998. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of several of the Portfolios.

The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate set forth below as a percentage of the relevant Portfolio's average daily net asset value. The investment management fees are accrued daily and paid monthly. For the fiscal year ended December 31, 1998, the Investment Manager waived all of its management fees with respect to those Portfolios indicated below.


                                                                    EFFECTIVE ANNUAL RATE OF
                                           INVESTMENT MANAGEMENT     INVESTMENT MANAGEMENT
NAME OF PORTFOLIO                             FEE PAYABLE            FEE PAID AFTER WAIVER

Equity Portfolio                                   .75%                        0%
Small Cap Portfolio                                .75%                        0%
Bantam Value Portfolio                             .75%                       N/A
Global Equity Portfolio                            .75%                       N/A
International Equity Portfolio                     .75%                        0%
International Small Cap Portfolio                  .75%                       N/A
Emerging Markets Portfolio                         1.00%                       0%
International Fixed-Income Portfolio               .75%                       N/A
Strategic Yield Portfolio                          .75%                       N/A


The Bantam Value, Global Equity, International Small Cap, International Fixed-Income and Strategic Yield Portfolios had not commenced operations.

PRINCIPAL PORTFOLIO MANAGERS

All of the Portfolios are managed on a team basis. The names of the principal persons who are primarily responsible for the day-to-day management of the assets of each of the Portfolios are as follows:

EQUITY PORTFOLIO--Herbert W. Gullquist and Michael S. Rome (each since inception)

SMALL CAP PORTFOLIO--Herbert W. Gullquist and Eileen Alexanderson (each since inception)

BANTAM VALUE PORTFOLIO--Herbert W. Gullquist and Eileen Alexanderson

GLOBAL EQUITY PORTFOLIO--Herbert W. Gullquist, John R. Reinsberg and Michael S. Rome

INTERNATIONAL EQUITY PORTFOLIO--Herbert W. Gullquist and John R. Reinsberg (each since inception)

INTERNATIONAL SMALL CAP PORTFOLIO--Herbert W. Gullquist and John R. Reinsberg

EMERGING MARKETS PORTFOLIO--Herbert W. Gullquist and John R. Reinsberg (each since inception)

INTERNATIONAL FIXED-INCOME PORTFOLIO--Thomas F. Dunn and Ira O. Handler

STRATEGIC YIELD PORTFOLIO--Thomas F. Dunn and Ira O. Handler

BIOGRAPHICAL INFORMATION OF PRINCIPAL PORTFOLIO MANAGERS

EILEEN ALEXANDERSON. Ms. Alexanderson has been a Managing Director of the Investment Manager since January, 1997. Prior thereto, Ms. Alexanderson was a Senior Vice President of the Investment Manager and has been a Small Cap/Mid Cap Portfolio Manager since the inception of the Portfolios.

THOMAS F. DUNN. Mr. Dunn is a Managing Director of the Investment Manager and has been a Fixed-Income Portfolio Manager of the Investment Manager since January 1995. Prior thereto, he was a Senior Vice President of Goldman Sachs Asset Management.

HERBERT W. GULLQUIST. Mr. Gullquist has been Vice Chairman of the Investment Manager since 1997 and a Managing Director and Chief Investment Officer of the Investment Manager since 1982.

IRA O. HANDLER. Mr. Handler has been a Managing Director of the Investment Manager since January 1998 (a Senior Vice President from January 1994 to January
1998) and has been a Global and Emerging Fixed-Income Portfolio Manager of the Investment Manager since 1992.

JOHN R. REINSBERG. Mr. Reinsberg is a Managing Director of the Investment Manager and has been an International/Global Equity Portfolio Manager of the Investment Manager since 1992.

MICHAEL S. ROME. Mr. Rome is a Managing Director of the Investment Manager and has been a U.S./Global Equity Portfolio Manager of the Investment Manager since 1991.

ADMINISTRATOR

State Street Bank and Trust Company ("State Street"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as each Portfolio's administrator.

DISTRIBUTOR

Lazard Freres acts as distributor for the Portfolios.

CUSTODIAN

State Street acts as custodian of the Portfolio's investments. State Street may enter into subcustodial arrangements on behalf of the Portfolios for the holding of foreign securities.

YEAR 2000 ISSUES

Each Portfolio could be adversely effected if the computer systems used by the Investment Manager and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the Portfolios, the Investment Manager is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps.

                                ACCOUNT POLICIES

BUYING SHARES

Portfolio shares are offered only to separate accounts of Participating Insurance Companies and Eligible Plans. INDIVIDUALS MAY NOT PURCHASE SHARES DIRECTLY FROM THE FUND. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about buying Portfolio shares.

The price for Portfolio shares is the Portfolio's net asset value per share
(NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the exchange is open. Purchase orders from separate accounts received in proper form by the Participating Insurance Company on a given business day or from Eligible Plans are priced at the NAV calculated on such day, provided that the order and Federal Funds in the net amount of such order is received by the Fund in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and Federal Funds.

Each Portfolio's investments are generally valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Fund's board.

SELLING SHARES

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies or by Eligible Plans. INDIVIDUALS MAY NOT PLACE SELL ORDERS DIRECTLY WITH THE FUND. Redemption orders from separate accounts received in proper form by the Participating Insurance Company on a given business day or from Eligible Plans are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about selling Portfolio shares.



                       DIVIDENDS, DISTRIBUTIONS AND TAXES

EQUITY PORTFOLIOS -- Declare and pay dividends from net investment income annually but may declare and pay dividends twice annually.

FIXED-INCOME PORTFOLIOS -- Declare dividends from net investment income each business day and pay dividends monthly.

Each Portfolio generally will distribute any net capital gains that it has realized once a year but it may distribute these gains twice annually.

Distributions will be reinvested in the relevant Portfolio unless instructed otherwise by the relevant Participating Insurance Company or Eligible Plan.

Portfolio dividends and distributions are taxable to most investors. Since each Portfolio's shareholders are the Participating Insurance Companies and their separate accounts and Eligible Plans, no discussion is included as to the Federal income tax consequences to Policy owners and Eligible Plan participants. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee.

Participating Insurance Companies and Eligible Plans should consult their tax advisers about federal, state and local tax consequences.

                              FINANCIAL HIGHLIGHTS

The tables below describe each Portfolio's performance for the fiscal periods indicated. "Total return" shows how much your investment in a Portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The information in the tables has been independently audited by ___________________________ whose report, along with the Portfolios' financial statements, is included in the Fund's annual report.

LAZARD RETIREMENT SERIES, INC.
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------------------------------------------------------
                                                               LESS DISTRIBTUIONS FROM AND
                 INCOME (LOSS) FROM INVESTMENT OPERATIONS        IN EXCESS OF:               RATIOS TO AVERAGE NET ASSETS
              -----------------------------------------------------------------              -----------------------------
              Net       Net       Net      Total
              Asset     Invest-   Real-    from      Net        Net      Net
              Value,    ment      ized     Invest-   Invest-    Real-    Asset    Total      Net     Gross   Net     Port-   Net
Period        Begin-    Income    and      ment      ment       ized     Value,   Returns    Expen-  Expen-  Invest- folio   Assets,
              ing of    (Loss)    Unreal-  Opera-    Income     Gains    End      (a)        ses     ses     ment    Turn-   End
              Period              ized     tions                         of                  (b)     (b)     Income  over    of
                                  Gain                                   Period                              (b)     Rate    Period
                                  (Loss)                                                                                     (000s)
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EQUITY PORTFOLIO

Period from
3/19/98* to
12/31/98... $10.00       $0.02     $1.06    $1.08    $(0.02)    $(0.01)   $11.05   10.9%     1.50%    21.32%  0.53%   40%    $2,513
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SMALL CAP PORTFOLIO

Year ended
12/31/98...   9.84        -       (0.32)    (0.32)      -          -        9.52   (3.2)     1.50     16.20  (0.18)   61      1,704
Period from
11/4/97* to
12/31/97...  10.00       0.02     (0.16)    (0.14)    (0.02)       -        9.84   (1.4)     1.50     52.55   0.71    -         591

-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

Period from
9/1/98* to
12/31/98...  10.00      (0.04)     1.27      1.23        -         -       11.23   12.3      1.60     48.67  (0.58)     7       513

-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO

Year ended
12/31/98...   9.49       0.06     (2.23)    (2.17)    (0.06)        -       7.26  (22.9)     1.80    14.37    0.83     44     1,249
Period from
11/4/97* to
12/31/97...  10.00       0.04     (0.51)    (0.47)    (0.04)        -       9.49   (4.7)     1.80    23.17    1.96     -      1,429

-----------------------------------------------------------------------------------------------------------------------------------


See footnotes to Financial Highlights.

Footnotes to Financial Highlights

*Commencement of operations.

(a) Total Returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Periods of less than one year are not annualized.
(b)  Annualized for periods less than one year.

For more information about the Portfolios, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS (REPORTS):
The Fund's annual and semi-annual reports to shareholders contain additional information on each Portfolio's investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Portfolios, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.


--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE PORTFOLIOS BY CONTACTING THE FUND AT:

                         LAZARD RETIREMENT SERIES, INC.
                              30 ROCKEFELLER PLAZA
                            NEW YORK, NEW YORK 10112
                            TELEPHONE: 1-800-823-6300
                           HTTP://WWW.LAZARDFUNDS.COM
--------------------------------------------------------------------------------

You can review the Fund's Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.
o    Free from the Commission's Website at http://www.sec.gov.

       Investment Company Act file no. 811-8071

                         LAZARD RETIREMENT SERIES, INC.
                              30 Rockefeller Plaza
                            New York, New York 10112
                                 (800) 823-6300


                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 1999

          Lazard Retirement Series, Inc. (the "Fund") is a no-load, open-end management investment company known as a mutual fund. This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of the Fund, dated May 1, 1999, as it may be revised from time to time, relating to the following thirteen portfolios (individually, a "Portfolio" and collectively, the "Portfolios"):


Lazard Retirement Equity Portfolio        Lazard Retirement International Small
  Portfolio                                 Cap Portfolio
Lazard Retirement Small Cap               Lazard Retirement Emerging Markets
  Portfolio                                 Portfolio
Lazard Retirement Bantam Value            Lazard Retirement International
  Portfolio                                 Fixed-Income Portfolio
Lazard Retirement Global Equity           Lazard Retirement Strategic Yield
  Portfolio                                 Portfolio
Lazard Retirement International Equity
  Portfolio



          SHARES OF THE PORTFOLIOS ARE OFFERED ONLY TO VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE SEPARATE ACCOUNTS ESTABLISHED BY INSURANCE COMPANIES ("PARTICIPATING INSURANCE COMPANIES") TO FUND VARIABLE ANNUITY CONTRACTS AND VARIABLE LIFE INSURANCE POLICIES (COLLECTIVELY, "POLICIES") AND QUALIFIED PENSION AND RETIREMENT PLANS AND ACCOUNTS PERMITTING ACCUMULATION OF ASSETS ON A TAX-DEFERRED BASIS (COLLECTIVELY, "ELIGIBLE PLANS") OUTSIDE THE SEPARATE ACCOUNT CONTEXT.

          To obtain a copy of the Fund's Prospectus, please write or call the Fund at the address and telephone number given above.


          The Fund's most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

                                TABLE OF CONTENTS
                                                                          Page




Description of the Fund and Portfolios......................................3
Investment Restrictions....................................................24
Management.................................................................27
Determination of Net Asset Value...........................................32
Portfolio Transactions.....................................................33
Buying and Selling Shares..................................................35
Distribution and Servicing Plan............................................36
Dividends and Distributions................................................38
Taxation...................................................................38
Performance Information....................................................41
Information About the Fund and Portfolios..................................43
Counsel and Independent Auditors...........................................44
Appendix...................................................................45

                     DESCRIPTION OF THE FUND AND PORTFOLIOS

          The Fund is a Maryland corporation organized on February 13,1997. Each Portfolio is a separate portfolio of the Fund, an open-end management investment company, known as a mutual fund. Each Portfolio is a non-diversified investment company, which means that the proportion of the Portfolio's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (the "1940 Act").

          Lazard Asset Management, a division of Lazard Freres & Co. LLC ("Lazard Freres"), serves as the investment manager (the "Investment Manager") to each of the Portfolios.

          Lazard Freres is the distributor of each Portfolio's shares.

CERTAIN PORTFOLIO SECURITIES

          The following information supplements and should be read in conjunction with the Fund's Prospectus.

          DEPOSITORY RECEIPTS. (All Portfolios) Each Portfolio may invest in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States, typically by nonUnited States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.

          These securities may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

          FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES. (All Portfolios) Each Portfolio may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Investment Manager to be of comparable quality to the other obligations in which the Portfolio may invest. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

          CONVERTIBLE SECURITIES. (All Portfolios) Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

          Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.


          Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.


          WARRANTS. (All Portfolios) A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. A Portfolio may invest up to 5% of its total assets in warrants, except that this limitation does not apply to warrants purchased by the Portfolio that are sold in units with, or attached to, other securities.

          PARTICIPATION INTERESTS. (All Portfolios) Each Portfolio may purchase from financial institutions participation interests in securities in which the Portfolio may invest. A participation interest gives the Portfolio an undivided interest in the security in the proportion that the Portfolio's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Portfolio, the participation interest will be collateralized by U.S. Government securities, or, in the case of unrated participation interests, the Investment Manager must have determined that the instrument is of comparable quality to those instruments in which the Portfolio may invest.

          Each Portfolio may invest in corporate obligations denominated in U.S. or foreign currencies that are originated, negotiated and structured by a syndicate of lenders ("Co-Lenders") consisting of commercial banks, thrift institutions, insurance companies, financial companies or other financial institutions one or more of which administers the security on behalf of the syndicate (the "Agent Bank"). Co-Lenders may sell such securities to third parties called "Participants." Each Portfolio may invest in such securities either by participating as a Co-Lender at origination or by acquiring an interest in the security from a Co-Lender or a Participant (collectively, "participation interests"). Co-Lenders and Participants interposed between the Portfolio and the corporate borrower (the "Borrower"), together with Agent Banks, are referred to herein as "Intermediate Participants." Each Portfolio also may purchase a participation interest in a portion of the rights of an Intermediate Participant, which would not establish any direct relationship between the Fund, on behalf of the Portfolio, and the Borrower. In such cases, the Portfolio would be required to rely on the Intermediate Participant that sold the participation interest not only for the enforcement of the Portfolio's rights against the Borrower, but also for the receipt and processing of payments due to the Portfolio under the security. Because it may be necessary to assert through an Intermediate Participant such rights as may exist against the Borrower, if the Borrower fails to pay principal and interest when due, the Portfolio may be subject to delays, expenses and risks that are greater than those that would be involved if the Portfolio were to enforce its rights directly against the Borrower. Moreover, under the terms of a participation interest, the Portfolio may be regarded as a creditor of the Intermediate Participant (rather than of the Borrower), so that the Portfolio also may be subject to the risk that the Intermediate Participant may become insolvent. Similar risks may arise with respect to the Agent Bank if, for example, assets held by the Agent Bank for the benefit of the Portfolio were determined by the appropriate regulatory authority or court to be subject to the claims of the Agent Bank's creditors. In such case, the Portfolio might incur certain costs and delays in realizing payment in connection with the participation interest or suffer a loss of principal and/or interest. Further, in the event of the bankruptcy or insolvency of the Borrower, the obligation of the Borrower to repay the loan may be subject to certain defenses that can be asserted by such Borrower as a result of improper conduct by the Agent Bank or Intermediate Participant.


          VARIABLE AND FLOATING RATE SECURITIES. (All Portfolios) Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

          Each Portfolio may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide the Portfolio with a certain degree of protection against rises in interest rates, although the Portfolio will participate in any declines in interest rates as well.

          Each Portfolio also may invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.


          MUNICIPAL OBLIGATIONS. (Strategic Yield Portfolio) In circumstances where the Investment Manager determines that investment in municipal obligations would facilitate the Portfolio's ability to accomplish its investment objective, the Portfolio may invest its assets in such obligations, including municipal obligations issued at a discount. Dividends on shares attributable to interest on municipal obligations held by the Portfolio will not be exempt from federal income taxes. Municipal obligations are susceptible to risks arising from the financial condition of the states, public bodies or municipalities issuing the securities. To the extent that state or local governmental entities are unable to meet their financial obligations, the income derived by the Portfolio from municipal obligations could be impaired.

          Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities. Municipal obligations bear fixed, floating or variable rates of interest. Certain municipal obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related municipal obligations and purchased and sold separately. The Portfolio also may acquire call options on specific municipal obligations. The Portfolio generally would purchase these call options to protect the Portfolio from the issuer of the related municipal obligation redeeming, or other holder of the call option from calling away, the municipal obligation before maturity.


          Municipal obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Industrial development bonds, in most cases, are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities.

          While, in general, municipal obligations are tax exempt securities having relatively low yields as compared to taxable, non-municipal obligations of similar quality, certain municipal obligations are taxable obligations, offering yields comparable to, and in some cases greater than, the yields available on other permissible Portfolio investments. Dividends received by shareholders on Portfolio shares which are attributable to interest income received by the Portfolio from municipal obligations generally will be subject to federal income tax. The Portfolio will invest in municipal obligations, the ratings of which correspond with the ratings of other permissible Portfolio investments. The Portfolio currently intends to invest no more than 25% of its assets in municipal obligations. However, this percentage may be varied from time to time without shareholder approval.


          ZERO COUPON AND STRIPPED U.S. TREASURY SECURITIES. (Strategic Yield Portfolio) The Portfolio may invest in zero coupon U.S. Treasury securities, which are Treasury notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. Zero coupon securities also are issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

          MORTGAGE-RELATED SECURITIES. (International Fixed-Income Portfolio and Strategic Yield Portfolio) Mortgage-related securities are secured, directly or indirectly, by pools of mortgages, and may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. These securities also may include mortgage pass-through securities, interests in REMICs or other kinds of mortgage-backed securities. The mortgage-related securities which may be purchased include those with fixed, floating and variable interest rates, those with interest rates that change based on multiples of changes in interest rates and those with interest rates that change inversely to changes in interest rates.

RESIDENTIAL MORTGAGE-RELATED SECURITIES--Each of these Portfolios may invest in mortgage-related securities representing participation interests in pools of one- to four-family residential mortgage loans issued by governmental agencies or instrumentalities, such as the GNMA, FNMA and FHLMC, or by private entities. Residential mortgage-related securities issued by private entities are structured to provide protection to the senior class investors against potential losses on the underlying mortgage loans. This protection is generally provided by having the holders of the subordinated class of securities ("Subordinated Securities") take the first loss if there are defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated Securities, cross-collateralization and over-collateralization.

COMMERCIAL MORTGAGE-RELATED SECURITIES--Each of these Portfolios may invest in commercial mortgage-related securities, which generally are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. Similar to residential mortgage-related securities, commercial mortgage-related securities have been issued using a variety of structures, including multi-class structures featuring senior and subordinated classes.

SUBORDINATED SECURITIES--Each of these Portfolios may invest in Subordinated Securities issued or sponsored by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Subordinated Securities have no governmental guarantee, and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior mortgage-related securities arising out of the same pool of mortgages. The holders of Subordinated Securities typically are compensated with a higher stated yield than are the holders of more senior mortgage-related securities. On the other hand, Subordinated Securities typically subject the holder to greater risk than senior mortgage-related securities and tend to be rated in a lower rating category, and frequently a substantially lower rating category, than the senior mortgage-related securities issued in respect of the same pool of mortgage. Subordinated Securities generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional fixed-income securities and senior mortgage-related securities.

COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTI-CLASS PASS-THROUGH SECURITIES--Collateralized mortgage obligations or "CMOs" are multiclass bonds backed by pools of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) pass-through certificates issued or guaranteed by GNMA, FNMA or FHLMC, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs, (c) unsecuritized conventional mortgages, (d) other mortgage-related securities or
(e) any combination thereof. CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. The issuer of CMOs or multi-class pass-through securities may elect to be treated as a REMIC. The International Fixed-Income Portfolio may invest, to a limited extent, in residual interests in REMICs. See "Taxation."

          Each class of CMOs, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date; these characteristics will vary from one tranche to another. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index, such as the London Interbank Offered Rate ("LIBOR") (or sometimes more than one index). These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon. Each of these Portfolios also may invest in inverse floating rate CMOs. Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such as the LIBOR. Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs.

          Many inverse floating rate CMOs have coupons that move inversely to a multiple of the applicable indexes. The coupon varying inversely to a multiple of an applicable index creates a leverage factor. The markets for inverse floating rate CMOs with highly leveraged characteristics may at times be very thin. The Portfolio's ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity. It should be noted that inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal.

STRIPPED MORTGAGE-BACKED SECURITIES--Each of these Portfolios also may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class received some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal- only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO. The yields to maturity on IOs and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.


GOVERNMENT-AGENCY SECURITIES--Mortgage-related securities issued by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development.

GOVERNMENT-RELATED SECURITIES--Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States Government. FNMA is a government-sponsored organization owned entirely by private stockholders.

          Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States Government created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks.

PRIVATE ENTITY SECURITIES--These mortgage-related securities are issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Timely payment of principal and interest on mortgage-related securities backed by pools created by non-governmental issuers often is supported partially by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies, so that if the issuers default on their obligations the holders of the security could sustain a loss. No insurance or guarantee covers the Portfolio or the price of the Portfolio's shares. Mortgage-related securities issued by non-governmental issuers generally offer a higher rate of interest than government-agency and government-related securities because there are no direct or indirect government guarantees of payment.





CMO RESIDUALS--CMO Residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

          The cash flow generated by the Mortgage Assets underlying series of CMOs is applied first to make required payments of principal of and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO Residual represents dividend or interest income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the Mortgage Assets, the coupon rate of each class of CMOs, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the Mortgage Assets. In particular, the yield to maturity on CMO Residuals is extremely sensitive to prepayments on the related underlying Mortgage Assets in the same manner as an IO class of SMBS. See "Stripped Mortgage-Backed Securities" above. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to the level of the index upon which interest rate adjustments are based. As described above with respect to SMBS, in certain circumstances, the Portfolio may fail to fully recoup its initial investment in a CMO Residual.

          CMO Residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. CMO Residuals may not have the liquidity of other more established securities trading in other markets. Transactions in CMO Residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO Residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act. CMO Residuals, whether or not registered under the Securities Act, may be subject to certain restrictions of transferability. Ownership of certain CMO Residuals imposes liability for certain of the expenses of the related CMO issuer on the purchaser. The Investment Manager will not purchase any CMO Residual that imposes such liability on the Portfolio.





OTHER MORTGAGE-RELATED SECURITIES--Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

          REAL ESTATE INVESTMENT TRUSTS. (Bantam Value Portfolio, Equity Portfolio, Global Equity Portfolio and Small Cap Portfolio) Each of these Portfolios may invest in Real Estate Investment Trusts ("REITS"). A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level Federal income tax and making the REIT a pass-through vehicle for Federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

          REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.


          ASSET-BACKED SECURITIES. (International Fixed-Income Portfolio and Strategic Yield Portfolio) Each of these Portfolios may invest in asset-backed securities, including interests in pools of receivables, such as motor vehicle installment purchase obligations, credit card receivables, home equity loans, home improvement loans and manufactured housing loans. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities, all of which are issued by non-governmental entities and carry no direct or indirect government guarantee, are structurally similar to the collateralized mortgage obligations and mortgage pass-through securities described above. As with mortgage-backed securities, asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties and use similar credit enhancement techniques.

          Asset-backed securities present certain risks that are not presented by mortgage-related securities. Primarily, these securities may provide the Portfolio with a less effective security interest in the related collateral than do mortgage-related securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to so do, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related securities.

          INVESTMENT COMPANIES. (All Portfolios) Each Portfolio may invest, to the extent permitted under the 1940 Act, in securities issued by investment companies which principally invest in securities of the type in which the Portfolio invests. Investments in the securities of investment companies may involve duplication of advisory fees and certain other expenses.

          ILLIQUID SECURITIES. (All Portfolios) Each Portfolio may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Portfolio's investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, certain mortgage-related securities, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Portfolio is subject to a risk that should the Portfolio desire to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected.

          MONEY MARKET INSTRUMENTS. (All Portfolios) When the Investment Manager determines that adverse market conditions exist, a Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments, including U.S. Government securities, repurchase agreements, bank obligations and commercial paper.

INVESTMENT TECHNIQUES

          The following information supplements and should be read in conjunction with the Fund's Prospectus.

          BORROWING MONEY. (All Portfolios) Each Portfolio is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. Each Portfolio currently intends to borrow money only from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of a Portfolio's total assets, the Portfolio will not make any additional investments.

          LENDING PORTFOLIO SECURITIES. (All Portfolios) Each Portfolio may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Portfolio continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities which affords the Portfolio an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% of the value of the Portfolio's total assets, and the Portfolio will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to al least 100% of the current market value of the loaned securities. Such loans are terminable by the Portfolio at any time upon specified notice. The Portfolio might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Portfolio. In connection with its securities lending transactions, a Portfolio may return to the borrower or a third party which is unaffiliated with the Portfolio, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

          DERIVATIVES. (All Portfolios) Each Portfolio may invest in, or enter into, derivatives to the extent described in the Prospectus, for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Portfolio to invest than "traditional" securities would.

          Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Portfolio to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Portfolio can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

          Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Portfolio's performance.

          If a Portfolio invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Portfolio's return or result in a loss. A Portfolio also could experience losses if its derivatives were poorly correlated with its other investments, or if the Portfolio were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

          Although neither the Fund nor any Portfolio will be a commodity pool, certain derivatives subject the Portfolios to the rules of the Commodity Futures Trading Commission which limit the extent to which a Portfolio can invest in such derivatives. A Portfolio may invest in futures contracts and options with respect thereto for hedging purposes without limit. However, no Portfolio may invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Portfolio's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

          When required by the Commission, a Portfolio will set aside permissible liquid assets in a segregated account to cover its obligations relating to its transactions in derivatives. To maintain this required cover, the Portfolio may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price.

          Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system (i.e., variation margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Investment Manager will consider the credit worthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by the Portfolio. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

FUTURES TRANSACTIONS--IN GENERAL. (All Portfolios) Each Portfolio may enter into futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange, or on exchanges located outside the United States, such as the London International Financial Futures Exchange, the Deutsche Termine Borse and the Sydney Futures Exchange Limited. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits a Portfolio might realize in trading could be eliminated by adverse changes in the exchange rate, or the Portfolio could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.


          Engaging in these transactions involves risk of loss to the Portfolio which could adversely affect the value of the Portfolio's net assets. Although each of these Portfolios intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Portfolio to substantial losses.

          Successful use of futures by a Portfolio also is subject to the Investment Manager's ability to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if a Portfolio uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Portfolio will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Portfolio may have to sell such securities at a time when it may be disadvantageous to do so.

          Pursuant to regulations and/or published positions of the Commission, a Portfolio may be required to segregate permissible liquid assets in connection with its commodities transactions in an amount generally equal to the value of the underlying commodity. The segregation of such assets will have the effect of limiting the Portfolio's ability otherwise to invest those assets.

SPECIFIC FUTURES TRANSACTIONS. Each Portfolio, except the International Fixed-Income Portfolio, may purchase and sell stock index futures contracts. A stock index future obligates the Portfolio to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

          The International Fixed-Income Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, International Small Cap Portfolio and Strategic Yield Portfolio may purchase and sell interest rate futures contracts. An interest rate future obligates the Portfolio to purchase or sell an amount of a specific debt security at a future date at a specific price.

          Each Portfolio, except the Bantam Value Portfolio, Equity Portfolio and Small Cap Portfolio, may purchase and sell currency futures. A currency future obligates the Portfolio to purchase or sell an amount of a specific currency at a future date at a specific price.


OPTIONS--IN GENERAL. (All Portfolios) Each Portfolio may invest up to 5% of its assets, represented by the premium paid, in the purchase of call and put options. A Portfolio may write (i.e., sell) covered call and put option contracts to the extent of 20% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specified date.


          A covered call option written by a Portfolio is a call option with respect to which the Portfolio owns the underlying security or otherwise covers the transaction by segregating cash or other securities. A put option written by a Portfolio is covered when, among other things, cash or liquid securities having a value equal to or greater than the exercise price of the option are placed in a segregated account with the Fund's custodian to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. A Portfolio receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

          There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

SPECIFIC OPTIONS TRANSACTIONS. Each Portfolio, except the International Fixed-Income Portfolio, may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or indices listed on national securities exchanges or traded in the over-the-counter market. An option on an index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing index options will depend upon price movements in the level of the index rather than the price of a particular security.

          Each Portfolio, except the Bantam Value Portfolio, Equity Portfolio and Small Cap Portfolio, may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

          Each Portfolio may purchase cash-settled options on interest rate swaps, interest rate swaps denominated in foreign currency (except in the case of the Equity Portfolio) and (except in the case of the International Fixed-Income Portfolio) equity index swaps in pursuit of its investment objective. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments) denominated in U.S. dollars or foreign currency. Equity index swaps involve the exchange by the Portfolio with another party of cash flows based upon the performance of an index or a portion of an index of securities which usually includes dividends. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

          Successful use by a Portfolio of options will be subject to the Investment Manager's ability to predict correctly movements in the prices of individual stocks, the stock market generally, foreign currencies or interest rates. To the extent the Investment Manager's predictions are incorrect, the Portfolio may incur losses.

          FUTURE DEVELOPMENTS. The Portfolios may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Portfolio or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Portfolio's investment objective and legally permissible for the Portfolio. Before entering into such transactions or making any such investment, the Portfolio will provide appropriate disclosure in the Prospectus or Statement of Additional Information.


          FORWARD COMMITMENTS. (All Portfolios) A Portfolio may purchase or sell securities on a forward commitment, when-issued or delayed delivery basis, which means delivery and payment take place a number of days after the date of the commitment to purchase or sell the securities at a predetermined price and/or yield. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing a security on a forward commitment basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk or price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Portfolio is not required to pay for these securities until the delivery date, these risks are in addition to the risks associated with the Portfolio's other investments. If the Portfolio is fully or almost fully invested when forward commitment purchases are outstanding, such purchases may result in a form of leverage. The Portfolio intends to engage in forward commitments to increase its portfolio's financial exposure to the types of securities in which it invests. Leveraging the portfolio in this manner will increase the Portfolio's exposure to changes in interest rates and will increase the volatility of its returns. The Portfolio will set aside in a segregated account permissible liquid assets at least equal at all times to the amount of the Portfolio's purchase commitments. At no time will the Portfolio have more than 33-1/3% of its assets committed to purchase securities on a forward commitment basis.

          Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose a Portfolio to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment or when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Portfolio is fully or almost fully invested may result in greater potential fluctuation in the value of the Portfolio's net assets and its net asset value per share.

          SWAP AGREEMENTS. (All Portfolios) To the extent consistent with the Portfolio's investment objective and management policies as set forth herein, each Portfolio may enter into equity, interest rate, index, total return and currency rate swap agreements. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Portfolio than if the Portfolio had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates exceed a specified rate or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates fall below a specified level or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

          Most swap agreements entered into by a Portfolio would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Portfolio's current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The risk of loss with respect to swaps is limited to the net amount of payments that the Portfolio is contractually obligated to make. If the other party to a swap defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio contractually is entitled to receive.

          FOREIGN CURRENCY TRANSACTIONS. (All Portfolios, except the Bantam Value Portfolio, Equity Portfolio and Small Cap Portfolio) Foreign currency transactions may be entered into for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Portfolio has agreed to buy or sell; to hedge the U.S. dollar value of securities the Portfolio already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain exposure to the foreign currency in an attempt to realize gains.

          Foreign currency transactions may involve, for example, the Portfolio's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies, which would involve the Portfolio agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Portfolio contracted to receive in the exchange. The Portfolio's success in these transactions will depend principally on the Investment Manager's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.


INVESTMENT CONSIDERATIONS AND RISKS


          EQUITY SECURITIES. (All Portfolios, except the International Fixed-Income Portfolio and Strategic Yield Portfolio) Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of a Portfolio's investments will result in changes in the value of its shares and thus the Portfolio's total return to investors.

          The securities of the smaller companies in which the Small Cap, International Small Cap, Emerging Markets and Bantam Value Portfolios may invest may be subject to more abrupt or erratic market movements than larger, more established companies, because securities of smaller companies typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. Smaller capitalization companies often have limited product lines, markets or financial resources. They may be dependent on management for one or a few key persons, and can be more susceptible to losses and the risk of bankruptcy. In addition, securities of the small capitalization sector may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, and thus may create a greater chance of loss than by investing in securities of larger capitalization companies.

          FIXED-INCOME SECURITIES. (All Portfolios) Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities generally are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Certain portfolio securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal.

          The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer. Certain portfolio securities, such as those rated below investment grade by Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's" and together with S&P, the "Rating Agencies"), may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Once the rating of a portfolio security has been changed, the Portfolio will consider all circumstances deemed relevant in determining whether to continue to hold the security.

          Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. A Portfolio investing in such securities may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

          MORTGAGE-RELATED SECURITIES. (International Fixed-Income Portfolio and Strategic Yield Portfolio) As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since during periods of declining interest rates the mortgages underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and, therefore, it is possible that the realized return of the security may differ materially from the return originally expected by the Investment Manager. Moreover, with respect to certain stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization. During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity (but not past its stated maturity), which generally would cause the value of such security to fluctuate more widely in response to changes in interest rates. Were the prepayments on the Portfolio's mortgage-related securities to decrease broadly, the Portfolio's effective duration, and thus sensitivity to interest rate fluctuations, would increase. Commercial real property loans, however, often contain provisions that substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and in some cases there may be prohibitions on principal prepayments for several years following origination.

          Certain mortgage-related securities are subject to credit risks associated with the performance of the underlying mortgage properties. Adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage-related securities secured by loans on commercial properties than on those secured by loans on residential properties. In addition, as described above, these securities are subject to prepayment risk, although commercial mortgages typically have shorter maturities than residential mortgages and prepayment protection features. Some mortgage-related securities have structures that make their reactions to interest rate changes and other factors difficult to predict, making their values highly volatile.

          In certain instances, the credit risk associated with mortgage-related securities can be reduced by third party guarantees or other forms of credit support. Improved credit risk does not reduce prepayment risk which is unrelated to the rating assigned to the mortgage-related security. Prepayment risk can lead to fluctuations in value of the mortgage-related security which may be pronounced. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if the market value of the security declines whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Certain mortgage-related securities that may be purchased by these Portfolios, such as inverse floating rate collateralized mortgage obligations, have coupons that move inversely to a multiple of a specific index which may result in increased price volatility.

          FOREIGN SECURITIES. (All Portfolios) Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

          Because evidences of ownership of such securities usually are held outside the United States, the Portfolios will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions, which might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise.

          With respect to the Emerging Markets, International Fixed-Income and Strategic Yield Portfolios, emerging market countries have economic structures that generally are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors. Many emerging market countries providing investment opportunities for these Portfolios have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

          Since foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

          FOREIGN CURRENCY TRANSACTION. (All Portfolios, except the Bantam Value Portfolio, Equity Portfolio and Small Cap Portfolio) Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

          LOWER RATED SECURITIES. (International Fixed-Income Portfolio and Strategic Yield Portfolio). Each of these Portfolios may invest in securities rated below investment grade such as those rated Ba by Moody's or BB by S&P, and as low as the lowest rating assigned by the Rating Agencies (commonly known as junk bonds). They may be subject to certain risks and to greater market fluctuations than lower yielding investment grade securities. See "Appendix" for a general description of the Rating Agencies' ratings. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these securities. The Portfolio will rely on the Investment Manager's judgment, analysis and experience in evaluating the creditworthiness of an issuer.

          You should be aware that the market values of many of these securities tend to be more sensitive to economic conditions than are higher rated securities and will fluctuate over time. These securities generally are considered by the Rating Agencies to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.


          Companies that issue certain of these securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with the higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of these securities may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be affected adversely by specific corporate developments, forecasts, or the unavailability of additional financing. The risk of loss because of default by the issuer is significantly greater for the holders of these securities because such securities generally are unsecured and often are subordinated to other creditors of the issuer.

          Because there is no established retail secondary market for many of these securities, the Portfolio anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and the Portfolio's ability to dispose of particular issues when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Portfolio to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation because less reliable, objective data may be available.

          These securities may be particularly susceptible to economic downturns. It is likely that an economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

          The Portfolio may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. The Portfolio has no arrangement with any persons concerning the acquisition of such securities, and the Investment Manager will review carefully the credit and other characteristics pertinent to such new issues.

          The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon securities and pay-in-kind bonds, in which each of these Portfolios may invest. Pay-in-kind bonds pay interest through the issuance of additional securities. Zero coupon securities and pay-in-kind bonds carry an additional risk in that, unlike bonds which pay interest throughout the period to maturity, the Portfolio will realize no cash until the cash payment date unless a portion of such securities are sold and, if the issuer defaults, the Portfolio may obtain no return at all on its investment.

          SIMULTANEOUS INVESTMENTS BY OTHER PORTFOLIOS OR FUNDS. (All Portfolios) Investment decisions for each Portfolio are made independently from those of the other portfolios and accounts managed by the Investment Manager. If, however, such other portfolios or accounts desire to invest in, or dispose of, the same securities as the Portfolio, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Portfolio or the price paid or received by a Portfolio.


                             INVESTMENT RESTRICTIONS


          Each Portfolio's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Portfolio's outstanding voting shares. In addition, each Portfolio has adopted investment restrictions numbered 1 through 8 as fundamental policies. However, the amendment of these restrictions to add an additional Portfolio, which amendment does not substantively affect the restrictions with respect to an existing Portfolio, will not require approval as described in the first sentence. Investment restrictions numbered 9 through 12 are not fundamental policies and may be changed, as to a Portfolio, by vote of a majority of the Fund's Board members at any time. None of the Portfolios may:



          1. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

          2. Invest in commodities, except that a Portfolio may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

          3. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but a Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.

          4. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to more than 33-1/3% of the value of the Portfolio's total assets). For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

          5. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, a Portfolio may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board.

          6. Act as an underwriter of securities of other issuers, except to the extent a Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

          7. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restrictions Nos. 2, 4, 10 and 11 may be deemed to give rise to a senior security.

          8. Purchase securities on margin, but a Portfolio may make margin deposits in connection with transactions on options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

          9. Invest in the securities of a company for the purpose of exercising management or control, but the Portfolio will vote the securities it owns as a shareholder in accordance with its views.

          10. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

          11. Purchase, sell or write puts, calls or combinations thereof, except as described in the Prospectus and Statement of Additional Information.

          12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of its net assets would be so invested.

                                      * * *

          If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

          In addition, each Portfolio has adopted the following policies as non-fundamental policies. Each Portfolio intends (i) to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code and (ii) to comply in all material respects with insurance laws and regulations that the Fund has been advised are applicable to investments of separate accounts of Participating Insurance Companies. As non-fundamental policies, these policies may be changed by vote of a majority of the Fund's Board of Directors at any time.

                                   MANAGEMENT


                  The Fund's Board is responsible for the management and supervision of each Portfolio. The Board approves all significant agreements with those companies that furnish services to the Portfolios. These companies are as follows:

Lazard Asset Management                            Investment Manager
Lazard Freres & Co. LLC                            Distributor
Boston Financial Data Services, Inc.               Transfer Agent and
                                                   Dividend Disbursing Agent
State Street Bank and Trust Company                Custodian



          The Directors and officers of the Fund and their principal occupations during the past five years are set forth below. Unless otherwise specified, the address of each of the following persons is 30 Rockefeller Plaza, New York, New York 10112.

NAME, ADDRESS AND AGE               Position with Fund                Principal Occupation During Past 5 Years

Norman Eig* (57)                    Chairman of the Board             Vice Chairman and Managing Director (formerly
                                                                      General Partner), Lazard Freres.

Herbert W. Gullquist* (60)          President, Director               Vice Chairman and Managing Director (formerly
                                                                      General Partner), Lazard Freres; Chief Investment
                                                                      Officer of the Investment Manager.

John J. Burke (69)                  Director                          Retired; Former Vice Chairman, Director, Montana
50 Burning Tree Lane                                                  Power Company.
Butte, MT  59701

Kenneth S. Davidson (53)            Director                          Managing Partner, Davidson Capital Management
Davidson Capital Management                                           Corporation; Director, Blackthorn Fund N.V. and
Corporation                                                           Ottertail Valley Railroad.
635 Madison Avenue,
16th Floor
New York, NY  10022

Carl Frischling* (61)               Director                          Senior Partner, Kramer, Levin, Naftalis & Frankel;
Kramer, Levin, Naftalis &                                             from 1992 to 1994, Senior Partner, Reid & Priest.
Frankel
919 Third Avenue
New York, NY  10022

Lester Z. Lieberman (67)            Director                          Private Investor; Director of Dowel Associates;
1500 Mt. Kemble Avenue                                                Chairman of the Board of Trustees of Newark Beth
Morristown, NJ  07960                                                 Israel Medical Center and Irvington General Hospital;
                                                                      Member of the New Jersey State Investment Council;
                                                                      prior to 1994, Director of United Jersey Bank, N.A.
                                                                      and Clarkson University.

Richard Reiss, Jr. (54)             Director                          Managing Partner, Georgica Advisers LLC, an
Georgica Advisers LLC                                                 investment manager.
1114 Avenue of the Americas
New York, NY  10036

John Rutledge (49)                  Director                          President, Rutledge & Company, an economics and
Rutledge & Company                                                    investment advisory firm; Chairman, Claremont
One Greenwich Office Park                                             Economics Institute.
51 Weaver Street
Greenwich, CT  06831

William Katz (44)                   Director                          President and Chief Operating Officer of BBDO, an
BBDO Worldwide Network                                                advertising agency; from May 1994 to February 1996,
1285 Avenue of the Americas                                           General Manager of BBDO; prior thereto, Executive
New York, NY 10019                                                    Vice President and Senior Account Director of
                                                                      BBDO.

William G. Butterly, III (37)       Vice President, Secretary         Senior Vice President, Legal Affairs of the
                                                                      Investment Manager.

James Giallanza (32)                Treasurer                         Certified Public Accountant; Vice President of the
                                                                      Investment Manager; from August 1990 to July 1998,
                                                                      Manager, Price Waterhouse LLP.

-----------
*    An "interested person" of the Fund as defined in the 1940 Act.

          The Fund has adopted a Distribution and Servicing Plan with respect to shares of the Portfolios. So long as the Plan remains in effect, the Directors who are not "interested persons" of the Fund, as defined in the 1940 Act, will be selected and nominated by the Directors who are not "interested persons" of the Fund.

          The Fund pays its Directors its allocable share of the aggregate of a fixed fee of $20,000 per annum and a per meeting fee of $1,000 for the Fund and The Lazard Funds, Inc., and reimburses them for their expenses. The aggregate amount of compensation paid to each Director by the Fund for the year ended December 31, 1998, was as follows:

                                                         Total Compensation from
                          Aggregate Compensation               the Fund and
NAME OF DIRECTOR              FROM THE FUND               THE LAZARD FUNDS, INC.

John J. Burke                   $5,400                           $24,000
Kenneth S. Davidson             $5,400                           $24,000
Norman Eig                      N/A                              N/A
Carl Frischling                 $5,400                           $24,000
Herbert W. Gullquist            N/A                              N/A
William Katz                    $5,400                           $24,000
Lester Z. Lieberman             $5,400                           $24,000
Richard Reiss, Jr.              $5,400                           $24,000
John Rutledge                   $5,400                           $24,000



          The Fund does not compensate officers or Directors who are employees or affiliated persons of the Investment Manager. As of __________, 1999, the Fund's officers and Directors, as a group, owned less than 1% of the shares of each Portfolio.

INVESTMENT MANAGER AND INVESTMENT MANAGEMENT AGREEMENT

          Lazard Asset Management, 30 Rockefeller Plaza, New York, New York 10112, has entered into an investment management agreement (the "Management Agreement") with the Fund on behalf of each Portfolio. Pursuant to the Management Agreement, Lazard Asset Management regularly provides each Portfolio with investment research, advice and supervision and furnishes continuously an investment program for each Portfolio consistent with its investment objectives and policies, including the purchase, retention and disposition of securities.

          Lazard Asset Management is a division of Lazard Freres, a New York limited liability company, which is registered as an investment adviser with the Commission and is a member of the New York, American and Midwest Stock Exchanges. Lazard Freres provides its clients with a wide variety of investment banking and related services, including investment management. It is a major underwriter of corporate securities, conducts a broad range of trading and brokerage activities in corporate and governmental bonds and stocks and acts as a financial adviser to utilities. Lazard Asset Management provides investment management services to client discretionary accounts with assets as of December 31, 1998 totaling approximately $___ billion. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of several of the Portfolios. As of __________, 1999, Lazard Asset Management held voting and dispositive power with respect to a sufficient number of shares of each Portfolio held by client accounts as to be considered a controlling person of such Portfolio.

          Under the terms of the Management Agreement, the Investment Manager will pay the compensation of all personnel of the Fund, except the fees of Directors of the Fund who are not employees or affiliated persons of the Investment Manager. The Investment Manager will make available to the Portfolios such of the Investment Manager's members, directors, officers and employees as are reasonably necessary for the operations of each Portfolio, or as may be duly elected officers or directors of the Fund. Under the Management Agreement, the Investment Manager also pays each Portfolio's office rent and provides investment advisory research and statistical facilities and all clerical services relating to research, statistical and investment work. The Investment Manager, including its employees who serve the Portfolios, may render investment advice, management and other services to others.

          As compensation for its services, each of the Portfolios has agreed to pay the Investment Manager an investment management fee, accrued daily and payable monthly, at the annual rates set forth below as a percentage of the average daily value of the net assets of the relevant Portfolio:

                                             Investment Management
NAME OF PORTFOLIO                                FEE PAYABLE

Equity Portfolio                                   .75%
Small Cap Portfolio                                .75%
Bantam Value Portfolio                             .75%
Global Equity Portfolio                            .75%
International Equity Portfolio                     .75%
International Small Cap Portfolio                  .75%
Emerging Markets Portfolio                        1.00%
International Fixed-Income Portfolio               .75%
Strategic Yield Portfolio                          .75%


          [Describe contractual expense caps] Pursuant to the terms of the Management Agreement and these arrangements, the fees paid by each Portfolio indicated below to the Investment Manager for the fiscal periods ended December 31, 1997 and 1998 were as follows:


                                      Fee Paid For Fiscal    Fee Paid For Fiscal
                                        Period Ended            Period Ended
NAME OF PORTFOLIO                      DECEMBER 31, 1997      DECEMBER 31, 1998
-----------------                     -----------------      -----------------

Equity Portfolio1                           N/A                     0
Small Cap Portfolio2                          0                     0
International Equity Portfolio3             N/A                     0
Emerging Markets Portfolio4                   0                     0



------------------
1 Commenced operations on March 19, 1998.
2 Commenced operations on November 4, 1997.
3 Commenced operations on September 1, 1998.
4 Commenced operations on November 4, 1997.

          The Management Agreement provides that each Portfolio pays all of its expenses that are not specifically assumed by the Investment Manager. Expenses attributable to each Portfolio will be charged against the assets of that Portfolio. Other expenses of the Fund will be allocated among the Portfolios in a manner which may, but need not, be proportionate in relation to the net assets of each Portfolio. Expenses payable by each of the Portfolios include, but are not limited to, clerical salaries, brokerage and other expenses of executing portfolio transactions; legal, auditing or accounting expenses; trade association dues; taxes or governmental fees; the fees and expenses of any person providing administrative services to the Fund; the fees and expenses of the custodian and transfer agent of the Fund; clerical expenses of issue, redemption or repurchase of shares of the Portfolio; the expenses and fees for registering and qualifying securities for sale; the fees of Directors of the Fund who are not employees or affiliated persons of the Investment Manager or its affiliates; travel expenses of all Directors, officers and employees; insurance premiums; and the cost of preparing and distributing reports and notices to shareholders. In addition, shares of each Portfolio are subject to an annual distribution and servicing fee. See "Distribution and Servicing Plan."

          As to each Portfolio, the Management Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Portfolio, provided that in either event the continuance also is approved by a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Investment Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement was approved by the sole shareholder of each Portfolio on April 30, 1997. The Management Agreement was last approved by the Fund's Board, including a majority of the Directors who are not "interested persons" of any party to the Management Agreement, at a meeting held on ____________, 1998. As to each Portfolio, the Management Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the shares of such Portfolio, or, upon not less than 90 days' notice, by the Investment Manager. The Management Agreement will terminate automatically, as to the relevant Portfolio, in the event of its assignment (as defined in the 1940 Act).

ADMINISTRATOR AND CUSTODIAN

          The Fund has engaged State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, to provide certain administrative services to the Portfolios.

          State Street also acts as the Fund's custodian. As the Fund's custodian, State Street, among other things, maintains a custody account or accounts in the name of each Portfolio; receives and delivers all assets for each Portfolio upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each Portfolio and disburses the Portfolio's assets in payment of its expenses. The custodian does not determine the investment policies of any Portfolio or decide which securities any Portfolio will buy or sell.

DISTRIBUTOR

          Lazard Freres serves as the distributor of each Portfolio's shares and conducts a continuous offering pursuant to a "best efforts" arrangement. As the distributor, it accepts purchase and redemption orders for Portfolio shares. In addition, the distribution agreement obligates Lazard Freres to pay certain expenses in connection with the offering of Portfolio shares. After the prospectus and periodic reports have been prepared, set in type and mailed to shareholders, Lazard Freres also will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors.

                        DETERMINATION OF NET ASSET VALUE

          Net asset value per share of each Portfolio is determined by State Street for the Fund on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is ordinarily closed on the following national holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per share is determined by dividing the value of the total assets of the Portfolio represented, less all liabilities, by the total number of Portfolio shares outstanding.

          The value of securities, other than options listed on national securities exchanges and debt securities maturing in 60 days or less, is determined as of the close of regular trading on the New York Stock Exchange. Options on stock and stock indices traded on national securities exchanges are valued as of the close of options trading on such exchanges (which is currently 4:10 p.m., New York time). Debt securities maturing in 60 days or less are valued at amortized cost, except where to do so would not reflect accurately their fair value, in which case such securities would be valued at their fair value as determined under the supervision of the Board of Directors. Each security for which the primary market is on a national securities exchange is valued at the last sale price on the principal exchange on which it is traded, or, if no sales are reported on such exchange on that day, at the closing bid price.

          Any security held by a Portfolio for which the primary market is the Nasdaq National Market System is valued at the last sale price as quoted by such system or, in the absence of any sale on the valuation date, at the closing bid price. Any other unlisted security for which current over-the-counter market quotations or bids are readily available is valued at its last quoted bid price or, if available, the mean of two such prices.

          All other securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board of Directors and in accordance with procedures adopted by the Board of Directors. The portfolio securities of any of the Portfolios also may be valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Manager to reflect the fair market value of such securities.

          The Bantam Value Portfolio, International Small Cap Portfolio and Small Cap Portfolio invest primarily in equity securities of companies with relatively small market capitalizations. Because of the difference between the bid and asked prices of over-the-counter securities, there may be an immediate reduction in the net asset value of the shares of the Bantam Value Portfolio, International Small Cap Portfolio or Small Cap Portfolio after such Portfolio has completed a purchase of securities that will be valued by the relevant Portfolio at their bid price, since those securities usually will have been purchased at or near the asked price.

          Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets ordinarily is completed well before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the net asset value of a Portfolio is not calculated. Each Portfolio calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the New York Stock Exchange once on each day on which the New York Stock Exchange is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events materially affecting the value of such securities occur between the time when their price is determined and the time when the Portfolio's net asset value is calculated, such securities will be valued at fair value as determined in good faith by the Board of Directors.


                             PORTFOLIO TRANSACTIONS

GENERAL

          Subject to the supervision of the Board of Directors, the Investment Manager is primarily responsible for the investment decisions and the placing of portfolio transactions for each Portfolio. In selecting brokers or dealers to execute portfolio transactions on behalf of a Portfolio, the Investment Manager seeks the best overall terms available, taking into account such factors as price, size of order, difficulty of execution and skill required of the executing broker. While the Investment Manager will generally seek reasonably competitive spreads or commissions, the Portfolios will not necessarily be paying the lowest spread or commission available.

          Purchases and sales of portfolio securities on a securities exchange are effected by the Investment Manager through brokers who charge a negotiated commission for their services based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Lazard Freres. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

          To the extent consistent with applicable provisions of the 1940 Act and the rules adopted by the Commission thereunder, the Fund's Board has determined that securities transactions for a Portfolio may be executed through Lazard Freres if, in the judgment of the Investment Manager, the use of Lazard Freres is likely to result in price and execution at least as favorable as those of other qualified brokers or dealers, and if, in the transaction, Lazard Freres charges the Portfolio a rate consistent with that charged to comparable unaffiliated customers in similar transactions.

          Purchase and sale orders for securities held by a Portfolio may be combined with those for other Portfolios in the interest of the most favorable net results for all. When the Investment Manager determines that a particular security should be bought for or sold by more than one Portfolio, the Investment Manager undertakes to allocate those transactions between the participants equitably.

RESEARCH AND STATISTICAL INFORMATION

          When it can be done consistently with the policy of obtaining the best overall terms available, the Investment Manager may select brokers or dealers who supply market quotations to the Fund's custodian for valuation purposes, or who supply research, market and statistical information to the Investment Manager. Although such research, market and statistical information may be useful to the Investment Manager, it is only supplementary to the Investment Manager's own research efforts, since the information must still be analyzed, weighed and reviewed by the Investment Manager's staff. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Investment Manager under the Management Agreement with the Fund on behalf of the Portfolios. Such information may be useful to the Investment Manager in providing services to both the Portfolios and clients other than the Portfolios, and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Investment Manager in carrying out its obligations to the Portfolios. The total dollar amount of transactions pursuant to which brokerage was directed in consideration of research services provided during the year ended December 31, 1998, was $__________, and the related commissions were $__________. In addition, when it can be done consistently with the above stated policy, the Investment Manager may place orders with brokers and dealers (i) who refer persons to the Investment Manager for the purpose of purchasing shares of the Portfolios or (ii) who provide services to the Fund at no fee or for a reduced fee.

BROKERAGE COMMISSIONS


          In connection with its portfolio securities transactions for the fiscal periods ended December 31, 1997 and 1998, each Portfolio indicated below paid brokerage commissions as follows:




PERIOD ENDED DECEMBER 31, 1997
                                                                                                           Percentage of
                                                            Amount of               Percentage of          Total Brokerage
                                                            Brokerage               Total Brokerage        Transactions
                                    Brokerage               Commissions Paid        Commissions Paid       Effected Through
Name of Portfolio                   Commissions Paid        to Lazard Freres        to Lazard Freres       Lazard Freres


Small Cap Portfolio                 $  __________                -0-                    0.00%                  0.00%
Emerging Markets Portfolio          $  __________                -0-                    0.00%                  0.00%




PERIOD ENDED DECEMBER 31, 1998
                                                                                                           Percentage of
                                                            Amount of               Percentage of          Total Brokerage
                                                            Brokerage               Total Brokerage        Transactions
                                    Brokerage               Commissions Paid        Commissions Paid       Effected Through
Name of Portfolio                   Commissions Paid        to Lazard Freres        to Lazard Freres       Lazard Freres

Equity Portfolio                      $ _______              $  _______                _______%               _______%
Small Cap Portfolio                   $ _______              $  _______                _______%               _______%
International Equity Portfolio        $ _______              $  _______                _______%               _______%
Emerging Markets Portfolio            $ _______              $  _______                _______%               _______%



          The Bantam Value, Global Equity, International Fixed-Income, International Small Cap and Strategic Yield Portfolios had not commenced operations.


                            BUYING AND SELLING SHARES

          GENERAL. INDIVIDUALS MAY NOT PURCHASE ORDERS DIRECTLY WITH THE FUND. INDIVIDUALS SHOULD CONSULT A PARTICIPATING INSURANCE COMPANY, THE ADMINISTRATOR OF AN ELIGIBLE PLAN OR A FINANCIAL INTERMEDIARY FOR INFORMATION ON THE PURCHASE OF PORTFOLIO SHARES. THE FUND DOES NOT ISSUE SHARE CERTIFICATES.

          Fund shares are sold on a continuous basis. Net asset value ordinarily is determined as of 4:00 p.m. (New York Time) on each day during which the New York Stock Exchange is open for trading. For purposes of determining net asset value, options and futures contracts will be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share is computed by dividing the value of the net assets of each Portfolio (i.e., the value of its assets less liabilities) by the total number of shares outstanding. Equity securities typically are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Board. Debt securities having remaining maturities of 60 days or less are valued on an amortized cost basis unless the Board determines that such method does not represent fair value. Other debt securities are valued using available market quotations or at fair value which may be determined by one or more pricing services.

          Portfolio shares may be redeemed at any time by the separate accounts of the Participating Insurance Companies or by Eligible Plans. INDIVIDUALS MAY NOT PLACE REDEMPTION ORDERS DIRECTLY WITH THE FUND. The value of the shares redeemed may be more or less than their original cost, depending on the Portfolio's then-current net asset value.

          The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Commission.

          REDEMPTION COMMITMENT. The Fund has committed to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of a Portfolio's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Commission. In the case of requests for redemption in excess of such amount, the Fund's Board reserves the rights to make payments in whole or part in securities (which may include non-marketable securities) or other assets of the Portfolio in case of an emergency or any time a cash distribution would impair the liquidity of the Portfolio to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Portfolio's investments are valued. If the recipient sold such securities, brokerage charges might be incurred.

          SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Portfolio ordinarily utilizes is restricted, or when an emergency exists as determined by the Commission so that disposal of the Portfolio's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Commission by order may permit to protect the Portfolio's shareholders.


                         DISTRIBUTION AND SERVICING PLAN

          Portfolio Shares are subject to a Distribution and Servicing Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution and Servicing Plan, the Fund pays Lazard Freres for advertising, marketing and distributing each Portfolio's shares and for the provision of certain services to the holders of shares a fee at an annual rate of .25% of the Portfolio's average daily net assets. Lazard Freres may make payments to Participating Insurance Companies for providing these services to Policy owners or to certain financial institutions, securities dealers and other industry professionals (collectively, "Service Agents") for providing these services to Eligible Plan participants. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The fee payable for such services is intended to be a "service fee" as defined in Conduct Rules of the NASD. Depending on a Participating Insurance Company's corporate structure and applicable state law, Lazard Freres may make payments to the Participating Insurance Company's affiliated broker-dealer or other affiliated company rather than the Participating Insurance Company itself. From time to time, Lazard Freres may defer or waive receipt of fees under the Distribution and Servicing Plan while retaining the ability to be paid by the Fund under the Distribution and Servicing Plan thereafter. The fees payable to Lazard Freres under the Distribution and Servicing Plan for advertising, marketing and distributing shares and for payments to Participating Insurance Companies and Service Agents are payable without regard to actual expenses incurred.

          Rule 12b-1 (the "Rule") adopted by the Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Fund's Board has adopted such a plan (the "Distribution and Servicing Plan"), pursuant to which the Fund pays Lazard Freres for advertising, marketing and distributing shares of the Portfolios and for the provision of certain services to the holders of shares of the Portfolios. Lazard Freres may make payments to Service Agents for providing these services to Policy owners and Eligible Plan participants. The Fund's Board determined, in the exercise of its business judgment, that the Fund's Distribution and Servicing Plan is reasonably likely to benefit the Fund, Policy owners and Eligible Plan participants.

          A quarterly report of the amounts expended under the Distribution Servicing Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Distribution and Servicing Plan provides that it may not be amended to increase materially the costs which holders of shares of a Portfolio may bear for distribution pursuant to the Distribution and Servicing Plan without such shareholders' approval and that other material amendments of the Distribution and Servicing Plan must be approved by the Board and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Distribution and Servicing Plan or in any agreements entered into in connection with the Distribution and Servicing Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution and Servicing Plan is subject to annual approval by such vote cast in person at a meeting called for the purpose of voting on the Distribution and Servicing Plan. The Distribution and Servicing Plan was last so approved on __________, 1998. As to each Portfolio, the Distribution and Servicing Plan may be terminated at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Distribution and Servicing Plan or in any agreements entered into in connection with the Distribution and Servicing Plan or by vote of the holders of a majority of such Portfolio's shares.

          For the fiscal period ended December 31, 1998, each Portfolio indicated below paid the Distributor the amount set forth below under the Distribution and Servicing Plan:

                                             Amount Paid to Distributor
                                          Under Distribution and Servicing
                                                Plan For Fiscal Period
NAME OF PORTFOLIO                              ENDED DECEMBER 31, 1998
-----------------                           --------------------------

Equity Portfolio                                  $________
Small Cap Portfolio                               $________
International Equity Portfolio                    $________
Emerging Markets Portfolio                        $________

                           DIVIDENDS AND DISTRIBUTIONS

          The Fund intends to declare as a dividend on the outstanding shares of each of the International Fixed-Income Portfolio and Strategic Yield Portfolio substantially all of the Portfolio's net investment income at the close of each business day to shareholders of record at 4:00 p.m. (New York time). Net investment income for a Saturday, Sunday or holiday will be included in the dividend declared on the previous business day. Dividends declared on the shares of the International Fixed-Income Portfolio and Strategic Yield Portfolio ordinarily will be paid on the last business day of each month. Shareholders who redeem all their shares of any of these Portfolios prior to a dividend payment date will receive, in addition to the redemption proceeds, any dividends that are declared but unpaid. Shareholders of any of these Portfolios who redeem only a portion of their shares will be entitled to all dividends that are declared by unpaid on the redeemed shares on the next dividend payment date.

          Dividends from net investment income on the Equity Portfolio, International Equity Portfolio, Small Cap Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio and Bantam Value Portfolio generally will be declared and paid at least annually and may be declared and paid twice annually.

          Investment income for a Portfolio includes, among other things, interest income, accretion of market and original issue discount and amortization of premium and, in the case of the Equity Portfolio, International Equity Portfolio, Small Cap Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio and Bantam Value Portfolio, also would include dividends.

          With respect to all of the Portfolios, net realized capital gains, if any, will be distributed at least annually and may be declared and paid twice annually. If a dividend check mailed to a shareholder who elected to receive dividends and/or capital gain distributions in cash is returned as undeliverable by the postal or other delivery service, such shareholder's distribution option automatically will be converted to all dividends and other distributions reinvested in additional shares. NO INTEREST WILL ACCRUE ON AMOUNTS REPRESENTED BY UNCASHED DISTRIBUTION OR REDEMPTION CHECKS. Each Portfolio forwards to the Fund's custodian the monies for dividends to be paid in cash on the payment date.


                                    TAXATION

          Management believes that each of the Equity Portfolio, International Equity Portfolio, Emerging Markets Portfolio and Small Cap Portfolio has qualified for the fiscal year ended December 31, 1998 as a "regulated investment company" under Subchapter M of the Code. It is intended that each such Portfolio will continue to so qualify as a regulated investment company, if such qualification is in the best interests of its shareholders. Each Portfolio will be treated as a separate entity for tax purposes and thus the provisions of the Code applicable to regulated investment companies generally will be applied to each Portfolio separately, rather than to the Fund as a whole. As a regulated investment company, a Portfolio will pay no Federal income tax on net investment income and net realized securities gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Portfolio must distribute at least 90% of its net income (consisting of net investment income and net short-term capital gain) to its shareholders and meet certain asset diversification and other requirements. If the Portfolio did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management of investment practices or policies by any government agency.

          Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the net asset value of the shares below the cost of the investment. Such a dividend or distribution would be a return of investment in an economic sense, although taxable as stated in the Prospectus. In addition, the Code provides that if a shareholder holds shares of a Portfolio for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain distribution received.

          Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, all or a portion of the gain or loss realized from the disposition of foreign currency, non-U.S. dollar denominated debt instruments, and certain financial futures and options, may be treated as ordinary income or loss under Section 988 of the Code. In addition, all or a portion of the gain realized from the disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Code. Finally, all or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under Section 1258 of the Code. "Conversion transactions" are defined to include certain forward, futures, option and straddle transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

          Under Section 1256 of the Code, gain or loss realized by a Portfolio from certain financial futures and options transactions (other than those taxed under Section 988 of the Code) will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon the exercise or lapse of such futures and options as well as from closing transactions. In addition, any such futures or options remaining unexercised at the end of the Portfolio's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Portfolio characterized in the manner described above.

          Offsetting positions held by a Portfolio involving financial futures and options may constitute "straddles." Straddles are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, overrides or modifies the provisions of Sections 988 and 1256 of the Code. As such, all or a portion of any short- or long-term capital gain from certain "straddle" transactions may be recharacterized as ordinary income.

          If a Portfolio were treated as entering into straddles by reason of its future or options transactions, such straddles could be characterized as "mixed straddles" if the futures or options transactions comprising such straddles were governed by Section 1256 of the Code. The Portfolio may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results to the Portfolio may differ. If no election is made, to the extent the straddle rules apply to positions established by the Portfolio, losses realized by the Portfolio will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be recharacterized as short-term capital gain or ordinary income.

          The Taxpayer Relief Act of 1997 included constructive sale provisions that generally apply if a Portfolio either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures or forward contract, or offsetting notional principal contract (collectively, a "Contract") with respect to the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property. In each instance, with certain exceptions, the Portfolio generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Portfolio enters into the financial position or acquires the property, respectively. Transactions that are identified hedging or straddle transactions under other provisions of the Code can be subject to the constructive sale provisions.

          Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of each Portfolio's assets to be invested in various countries is not known.

          If a Portfolio invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for Federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain Federal income taxes on the Portfolio. In addition, gain realized from the sale, other disposition or marking-to-market of PFIC securities may be treated as ordinary income under Section 1291 or Section 1296 of the Code.

          Investment by a Portfolio in securities issued at a discount or providing for deferred interest or for payment of interest in the form of additional obligations could, under special tax rules, affect the amount, timing and character of distributions to shareholders by causing a Portfolio to recognize income prior to the receipt of cash payments. For example, the Portfolio could be required to recognize annually a portion of the discount (or deemed discount) at which such securities were issued and to distribute an amount equal to such income in order to maintain its qualification as a regulated investment company. In such case, the Portfolio may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

          Shareholders of the Fund will be variable annuity and variable life insurance separate accounts established by insurance companies to fund Policies and Eligible Plans. The Secretary of the Treasury may in the future issue additional regulations or revenue rulings that will prescribe the circumstances in which a Policy owner's control of the investments of a separate account may cause the Policy owner, rather than the insurance company, to be treated as the owner of assets of the separate account. Failure to comply with Section 817(h) of the Code or any regulation thereunder, or with any regulations or revenue rulings on Policy owner control, if promulgated, would cause earnings regarding a Policy owner's interest in the separate account to be includable in the Policy owner's gross income in the year earned.

          The Fund will not report dividends paid to Eligible Plans to the Internal Revenue Service ("IRS"). Generally, distributions from Eligible Plans, except those representing returns of non-deductible contributions thereto, will be taxable as ordinary income and, if made prior to the time the participant reaches ages 59-1/2, generally will be subject to an additional tax equal to 10% of the taxable portion of the distribution. If the distribution from an Eligible Plan (other than certain governmental or church plans) for any taxable year following the year in which the participant reaches age 70-1/2 is less than the "minimum required distribution" for that taxable year, an excise tax equal to 50% of the deficiency may be imposed by the IRS. The administrator, trustee or custodian of such a Plan will be responsible for reporting distributions from the Plan to the IRS. Participants in Eligible Plans will receive a disclosure statement describing the consequences of a distribution from the Plan from the administrator, trustee or custodian of the Plan prior to receiving distribution. Moreover, certain contributions to an Eligible Plan in excess of the amounts permitted by law may be subject to an excise tax. For more information concerning the Federal income tax consequences, Policy owners should refer to the prospectus for their contracts or policies and Eligible Plan participants should consult the Plan's administrator or trustee.


                             PERFORMANCE INFORMATION

          Current yield is computed pursuant to a formula which operates as follows: The amount of the relevant Portfolio's expenses accrued for the 30-day period (net of reimbursements) is subtracted from the amount of the dividends and interest earned (computed in accordance with the regulatory requirements) by such Portfolio during the period. That result is then divided by the product of:
(a) the average daily number of such Portfolio's shares outstanding during the period that were entitled to receive dividends, and (b) the net asset value per share on the last day of the period less any undistributed earned income per share reasonably expected to be declared as a dividend shortly thereafter. The quotient is then added to 1, and that sum is raised to the 6th power, after which 1 is subtracted. The current yield is then arrived at by multiplying the result by 2. A Portfolio's "actual distribution rate" is computed in the same manner as yield, except that actual income dividends declared per share during the period in question is substituted for net investment income per share.

          Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.

                  The average annual total return for the indicated Portfolio and periods ended December 31, 1998 (the date listed in the footnote is the beginning of the period for the indicated Portfolio) was as follows:

                                         Average Annual Total Returns
                                              For Periods Ended
                                              December 31, 1998


                                                              Since
NAME OF PORTFOLIO                         1-YEAR             INCEPTION

Equity                                        N/A               ____%(1)
International Equity                          N/A               ____%(2)
Small Cap                                   ____%               ____%(3)
Emerging Markets                            ____%               ____%(4)

------------------
(1)  Commenced operations on March 19, 1998.
(2)  Commenced operations on September 1, 1998.
(3)  Commenced operations on November 4, 1997.
(4)  Commenced operations on November 4, 1997.


          Total return is calculated by subtracting the amount of the relevant Portfolio's net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.

          The total return for the indicated Portfolio from inception through December 31, 1998 (the date listed in the footnote is the date operations commenced) was as follows:

                                                Total Return Through
                                                  December 31, 1998

Name of Portfolio

Equity                                                ______%(1)
International Equity                                  ______%(2)
Small Cap                                             ______%(3)
Emerging Markets                                      ______%(4)

-------------------

(1)  March 19, 1998.
(2)  September 1, 1998.
(3)  November 4, 1997.
(4)  November 4, 1997.


          A Portfolio's yield, actual distribution rate and total return are not fixed and will fluctuate in response to prevailing market conditions or as a function of the type and quality of the securities held by such Portfolio, its average portfolio maturity and its expenses. Yield, actual distribution rate and total return information is useful in reviewing a Portfolio's performance and such information may provide a basis for comparison with other investments but such information may not provide a basis for comparison with certificates of deposit, which pay a fixed rate of return, or money market funds, which seek a stable net asset value. Investment return and principal value of an investment in a Portfolio will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

          No performance data is provided for the Bantam Value, Global Equity, International Fixed-Income, International Small Cap and Strategic Yield Portfolios which had not commenced operations as of the date performance information was calculated.

          From time to time, the Fund may compare a Portfolio's performance against one or more broad-based indices or data from Lipper Analytical Services, Inc., Money Magazine, Morningstar, Inc. and other industry publications. In addition, the Fund may compare a Portfolio's performance against inflation with the performance of other instruments against inflation, such as short-term Treasury Bills (which are direct obligations of the U.S. Government) and FDIC-insured bank money market accounts.

                    INFORMATION ABOUT THE FUND AND PORTFOLIOS

          As of __________, 1999, the following shareholders owned beneficially or of record 5% or more of the indicated Portfolio's outstanding shares:

                                                  PERCENTAGE OF TOTAL
NAME AND ADDRESS                                   SHARES OUTSTANDING

[To be provided]


          A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.

          Generally, all shares have equal voting rights and will be voted in the aggregate. As used in this Statement of Additional Information, the vote of a majority of the outstanding voting securities means, with respect to the Fund or a Portfolio, the vote of the lesser of (i) 67% of the shares represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund or Portfolio, as the case may be, are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund or Portfolio, as the case may be. Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held.

          Each share of a Portfolio is entitled to such dividends and distributions out of the income earned on the assets belonging to that Portfolio as are declared in the discretion of the Fund's Board of Directors. In the event of the liquidation of a Portfolio, shares of the Portfolio are entitled to receive the assets of that Portfolio that are available for distribution.

          Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Fund.


                        COUNSEL AND INDEPENDENT AUDITORS

          Legal matters in connection with the issuance of the shares of the Fund offered hereby will be passed upon by Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982.

          ___________________________________________________________________,
has been selected as the independent auditors for the Fund.

                                    APPENDIX

          Description of certain ratings.

S&P

BOND RATINGS

                                       AAA

          Bonds rated AAA have the highest rating assigned to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

                                       AA

          Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

                                        A

          Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

                                       BBB

          Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

                                       BB

          Bonds rated BB have less near-term vulnerability to default than other speculative grade bonds. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment.

                                        B

          Bonds rated B have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

                                      CCC

          Bonds rated CCC have a current identifiable vulnerability to default, and are dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                                       CC

          The rating CC is typically applied to bonds subordinated to senior debt which is assigned an actual or implied CCC rating.

                                        C

          The rating C is typically applied to bonds subordinated to senior debt which is assigned an actual or implied CCC- rating.

                                        D

          Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

          S&P's letter ratings may be modified by the additional of a plus or a minus sign, which is used to show relative standing within the major ratings categories, except in the AAA (Prime Grade) category.

COMMERCIAL PAPER RATINGS

          An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

                                       A-1

          This designation indicates the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted within a plus sign (+) designation.

                                       A-2

          Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's

BOND RATINGS

                                       Aaa

          Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

          Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities of fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                                        A

          Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                                       Baa

          Bond which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                                       Ba

          Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                        B

          Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                       Caa

          Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                       Ca

          Bonds which are rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                        C

          Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below B. The modifier 1 indicates a rating for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

COMMERCIAL PAPER RATINGS

          The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

          Issuers (or related supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

                         LAZARD RETIREMENT SERIES, INC.

                            PART C. OTHER INFORMATION

Item 23. Exhibits

         (a)(1)  Articles of Incorporation1

         (a)(2)  Articles of Amendment1

         (b)     By-Laws, as amended1

         (d)     Investment Management Agreement1

         (e)     Distribution Agreement1

         (g)     Custody Agreement1

         (h)(1)  Administration Agreement1

         (h)(2)  Form of Fund Participation Agreement1

         (i)     Opinion, including consent, of Stroock & Stroock & Lavan
                 LLP1

         (j)     Consent of Independent Auditors2

         (m)     Distribution and Servicing Plan1

         (n)     Financial Data Schedules2

------------------------
   1    Incorporated by reference from Registrant's Pre-Effective Amendment
        No. 1 filed with the Securities and Exchange Commission on May 19, 1997.

   2    To be filed by amendment.


Item 24.  Persons Controlled by or under Common Control with Registrant.
          None.



Item 25.  Indemnification


          Reference is made to Article EIGHTH of the Registrant's Articles of Incorporation filed as Exhibit 1 and to Section 2-418 of the Maryland General Corporation Law. The application of these provisions is limited by Article VIII of the Registrant's By-Laws filed as Exhibit 2 and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnificaetion against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

          Reference also is made to the Investment Management Agreements and the Distribution Agreement filed as Exhibits 5 and 6, respectively.


Item 26. Business and Other Connections of Investment Advisers.

         The description of the Investment Manager under the Captions "Management of the Fund and Portfolios" in the Prospectus and "Management" in the Statement of Additional Information consituting Parts A and B, respectively, of this Registration Statement is incorporated by reference herein. Following is a list of the General Members of Lazard Freres & Co. LLC, together with thier other business connections which are of substantial nature during the previous two years:

                          Name and Address of Company with
Name of General Member    which General Member is Connected         Capacity
----------------------    ---------------------------------         --------

Eileen D. Alexanderson    None

William Araskog           None

F. Harlan Batrus          Mutual of America Capital
                            Management Corp.                       Director
                          666 Fifth Avenue
                          New York, New York 10103

                          Ryan Labs, Inc.                          Director
                          350 Albany Street
                          New York, New York 10280

Gerardo Braggiotti        Lazard S.P.A.                        Managing Director
                          Via dell'Orso, 2
                          20121 Milano, Italia

                          Lazard Brothers & Co. Ltd.           Managing Director
                          21 Moorfields
                          London EC2P 2HT
                          England

                          Centrale of Mediobanca                   Director
                          S.P.A. (prior to 12/97)
                          Milano Italia

Patrick J. Callahan, Jr.  Berry Metal Co.                          Director
                          Route 68
                          Harmony, Pennsylvania 16307

                          Michigan Wheel Corp.                     Director
                          1501 Buchanan Avenue
                          Southwest Grand Rapids, Michigan 49507

                          Rotation Dynamics Corp.                  Director
                          15 Salt Creek Lane
                          Suite 316
                          Hinsdale, Illinois 60521

                          Somerset Technologies, Inc.              Director
                          P.O. Box 791
                          New Brunswick, New Jersey 08903

Michel David-Weill       The Dannon Company, Inc.                  Director
                         22-11 38th Avenue
                         Long Island City, New York 11101

                         Eurafrance                                President and
                         12 Avenue Percier                         Chairman of
                         75008 Paris, France                       the Board

                         Exor Group                                Director
                         19 Avenue Montaigne
                         75008 Paris, France

                         Euralux                                   Director
                         8 Rue Ste-Zithe
                         2763 Luxembourg

                         Group Danone                              Director
                         7 Rue de Teheran
                         75008 Paris, France

                         Instituto Finanziario                     Director
                         Industriale S.P.A.

                         ITT Industries, Inc.                      Director
                         320 Park Avenue
                         New York, New York 10022

                         La France S.A.                            Director
                         7 & 9 Boulevard Haussmann
                         75009 Paris, France

                         La France-Iard                            Director
                         7 & 9 Boulevard Haussmann
                         75009 Paris, France

                         La France-Vie                             Director
                         7 & 9 Boulevard Haussmann
                         75009 Paris, France

                         Lazard Asia Ltd.                          Director
                         80 Raffles Place
                         #22-20 VOB Plaza II
                         Singapore 048624

                         Lazard Brothers & Co., Limited            Director
                         21 Moorfields
                         London EC2P-2HT
                         England

                         Pearson plc                               Director
                         Millbank Tower
                         London SWI P4QZ

                         Publicis S.A.                             Director
                         133 Champs-Ezlysees
                         75008 Paris, France

                         S.A. de la Rue Imperiale de Lyo           Director
                         49, Rue de la Republique
                         Lyon (Rhone) 69002
                         France

John V. Doyle            None

Thomas F. Dunn           None

Norman Eig               Lazard Freres & Co. LLC                   Vice Chairman
                         30 Rockefeller Plaza
                         New York, New York 10020

                         The Lazard Funds, Inc.                    Director,
                         30 Rockefeller Plaza                      Chairman
                         New York, New York 10020

                         Lazard Retirement Series, Inc.            Director,
                         30 Rockefeller Plaza                      Chairman
                         New York, New York 10020

                         Lazard Investment Funds                   Director
                         Limited
                         20/22 Lower Hatch Street
                         Dublin 2
                         Ireland

                         Lazard Pension Management, Inc.           Director,
                         30 Rockefeller Plaza                   Chief Investment
                         New York, New York 10020                  Officer &
                                                                   Treasurer

                         Lazard Asset Management                   Director
                         Holdings Limited
                         21 Moorfields
                         London EC2P 2HT
                         England

                         Lazard Asset Management                   Director
                         Pacific Co.
                         Level 49, Governor Phillip Tower
                         1 Farrer Place
                         Sydney NSW 2000
                         Australia

                         Lazard Asset Management                   Director
                         Limited
                         21 Moorfields
                         London EC2P 2HT
                         England

                         Lazard Asset Management                   Member of the
                         (Deutschland) GmbH                        Supervisory
                         Ulmenstrasse 37-39                        Board
                         60325 Frankfurt am Main
                         Federal Republic of Germany

                         Lazard Asset Management                   Managing
                         (Deutschland) Gesellschaft                Director
                         fur Beteiligungen mbH
                         Ulmenstrasse 37-39
                         60325 Frankfurt am Main
                         Federal Republic of Germany

Richard P. Emerson       None

Peter R. Ezersky         None

Eli H. Fink              Deloitte & Touche                         Partner,
                         (Prior to 4/98)                           Vice Chairman
                         1633 Broadway
                         New York, New York 10019

Jonathan F. Foster       None

Robert P. Freeman        The Fortress Group, Inc.                   Director
                         1650 Tyson Blvd. Suite 600
                         McLean, VA  22102

                         ARV Assisted Living, Inc.                  Director
                         245 Fischer Ave., Suite D-1
                         Costa Mesa, CA  92626

Albert H. Garner         None

James S. Gold            Smart & Final Inc.                        Director
                         4700 South Boyle Avenue
                         Los Angeles, California 90058

                         Hain Food Group                           Director
                         59 Charles Lindbergh Blvd.
                         Uniondale, NY  11553

Jeffrey A. Golman        None

Steven J. Golub          Mineral Technologies Inc.                 Director
                         405 Lexington Avenue
                         New York, New York 10174-1901

Herbert W. Gullquist     Lazard Freres & Co., LLC                  Vice Chairman
                         30 Rockefeller Plaza
                         New York, New York 10020

                         The Lazard Funds, Inc.                    Director,
                         30 Rockefeller Plaza                      President
                         New York, New York 10020

                         Lazard Retirement Series                  Director,
                         30 Rockefeller Plaza                      President
                         New York, New York 10020

                         Lazard Far East Investors                 Director
                         Limited
                         Lazard House, P.O. Box 108
                         2-6 Church Street, St. Helier
                         Jersey, JE4 8QD Channel Islands

                         Lazard Asset Management (Canada), Inc.    Director,
                         30 Rockefeller Plaza                      President
                         New York, New York 10020

                         Lazard Pension Management, Inc.           Director,
                         30 Rockefeller Plaza                      President
                         New York, New York 10020

                         Lazard Asset Management                   Director
                         Holdings Limited
                         21 Moorfields
                         London EC2P 2HT
                         England

                         Lazard Asset Management                   Director,
                         Pacific Co.                               Chairman
                         Level 49, Governor Phillip Tower
                         1 Farrer Place
                         Sydney NSW 2000
                         Australia

                         Lazard Asset Management                   Director
                         Limited
                         21 Moorfields
                         London EC2P 2HT
                         England

                         Lazard London International               Director
                         Investment Mgmt Limited
                         21 Moorfields
                         London EC2P 2HT
                         England

                         Lazard Asset Management                   Member of the
                         (Deutschland) GmbH                        Supervisory
                         Ulmenstrasse 37-39                        Board
                         60325 Frankfurt am Main
                         Federal Republic of Germany

                         Lazard Asset Management                   Managing
                         (Deutschland) Gesellschaft                Director
                         fur Beteiligungen mbH
                         Ulmenstrasse 37-39
                         60325 Frankfurt am Main
                         Federal Republic of Germany

Thomas R. Haack          None

Ira O. Handler           None

Yasushi Hatakeyama       None

Melvin L. Heineman       Lazard Freres & Co., Ltd                  Director
                         21 Moorfields
                         London EC2P 2HT
                         England

                         Lazard Asset Management Pacific Co.       Director
                         Level 49, Governor Phillip Tower
                         1 Farrer Place
                         Sydney NSW 2000
                         Australia

Robert E. Hougie         None

Kenneth M. Jacobs        National Imaging Associates, Inc.         Director

                         ARV Assisted Living, Inc.                 Director
                         245 Fischer Ave., Suite D-1
                         Costa Mesa, CA  92626

                         Patient Education Media, Inc.             Director
                         1271 Avenue of the Americas
                         New York, New York 10020
                         Tyco Toys, Inc.                           Director
                         6000 Midlantic Drive
                         Mount Laurel, New Jersey 08054

James L. Kempner         Lazard Capital Markets
                         21 Moorefields
                         London EC2P 2HT
                         England

Larry A. Kohn            None

Lee O. Kraus             None

Sandra A. Lamb           None

David C. Lee             Young Broadcasting Inc.                   Director
                         599 Lexington Ave.
                         New York, New York  10022

Michael S. Liss          Celebrity Sightings                       Director

William R. Loomis, Jr.   Englehard Hanovia Inc.                    Director
                         280 Park Avenue
                         3rd Floor - West Wing
                         New York, New York 10017

                         Minorco S.A.                              Director
                         Boite Postal 185
                         L-2011 Luxembourg

                         Minorco (U.S.A.) Inc.                     Director
                         30 Rockefeller Plaza
                         Suite 4212
                         New York, NY 10112

                         Terra Industries, Inc.                    Director
                         600 4th Street
                         Sioux City, Iowa 51101

J. Robert Lovejoy        Lazard Capital Markets
                         21 Moorefields
                         London EC2P 2HT
                         England

Matthew, J. Lustig       None

Thomas E. Lynch          None

Mark T. McMaster         None

Anthony E. Meyer         Lazard Freres Real                        Managing
                         Estate Investors, LLC                     Director
                         30 Rockefeller Plaza
                         New York, New York 10020

                         Atlas Industrial Corporation              Director

                         Dermody Properties                        Director

                         Alex Haagen Properties                    Director

                         Prometheus Realty Investors LLC          Director

Damon Mezzacappa         Corporate Property Investors              Director
                         30 Rockefeller Plaza
                         New York, New York 10020

Richard W. Moore Jr.    None

Robert P. Morgenthau     Lazard Asset Management                   Director,
                         (Canada), Inc.                            Vice
                         30 Rockefeller Plaza                      President
                         New York, New York 10020

                         Lazard Investment Funds Limited           Director
                         20/22 Lower Hatch Street
                         Dublin 2
                         Ireland

                         Lazard Fund Manager (CI) Limited          Director
                         Lazard House  P.O. Box 108
                         2-6 Church Street St. Helier
                         Jersey, JE4 8QD Channel Islands

                         Lazard Global Bond Fund plc               Director
                         20/22 Lower Hatch Street
                         Dublin 2
                         Ireland

                         Lazard Global Equity Fund plc             Director
                         20/22 Lower Hatch Street
                         Dublin 2
                         Ireland

                         Lazard Global Liquidity Fund plc          Director
                         20/22 Lower Hatch Street
                         Dublin 2
                         Ireland

                         Lazard Strategic Yield Fund plc           Director
                         20/22 Lower Hatch Street
                         Dublin 2
                         Ireland

                         Global Funds Management plc               Director
                         20/22 Lower Hatch Street
                         Dublin 2
                         Ireland

                         Lazard Asset Management (CI)              Director
                         Holdings Ltd.
                         Lazard House P.O. Box 108
                         2-6 Church Street St. Helier
                         Jersey, JE4 8QD Channel Islands

                         Lazard Asset Management (CI) Ltd          Director
                         Lazard House  P.O. Box 108
                         2-6 Church Street St. Helier
                         Jersey, JE4 8QD Channel Islands

                         Lazard Investment Funds (CI) Ltd          Director
                         Lazard House  P.O. Box 108
                         2-6 Church Street St. Helier
                         Jersey, JE4 8QD Channel Islands

                         Lazard Funds Administration Services      Director
                         (CI) Ltd.
                         Lazard House P.O. Box 108
                         2-6 Church Street St. Helier
                         Jersey, JE4 8QD Channel Islands

Steven J. Niemczyk       None

Hamish W. M. Norton      None

James A. Paduano         Donovan Data Systems, Inc.                Director
                         666 Fifth Avenue
                         New York, New York 10019

                         Secure Products Inc.                      Director
                         47 Maple Street
                         Summit, NJ 07901

                         Credit Agricole Lazard                    Director
                         Financial Products Bank Ltd.

Adam P. Parten           None

Louis Perlmutter         None

Russell E. Planitzer     Intersolv, Inc.                           Director
                         9420 Key West Ave.
                         Rockville, MD  20850

Steven L. Rattner        Falcon Holding Group L.P.                 Director
                         10900 Wilshire Boulevard
                         Los Angeles, California 90024

John R. Reinsberg        Lazard Asset Management                   Executive
                         Pacific Co.                             Vice President,
                         Level 49, Governor Phillip                Director
                         Tower
                         1 Farrer Place
                         Sydney NSW 2000
                         Australia

                         Lazard Asset Management                   Member of the
                         (Deutschland) GmbH                        Supervisory
                         Ulmenstrasse 37-39                        Board
                         60325 Frankfurt am Main
                         Federal Republic of Germany

Louis G. Rice            None

Luis E. Rinaldini        None

Bruno M. Roger
                         AXA                                       Supervisory
                         21 Rue de Chateaudun                      Board
                         75441 Paris France                        Member

                         CAP Gemini Sogeti                         Director
                         6, Bid Jean Pain a Grenoble (38005)
                         France

                         Compagnie De Credit                       Director
                         121, Boulevard Haussmann a Paris Seme
                         France

                         Compagnie De Saint-Gobain                 Director
                         Les Miroirs
                         18 Avenue d'Alsace
                         Paris la Defense (92096)
                         France

                         Eurafrance                                Director
                         12, Avenue Percier a Paris Seme
                         France

                         Financiere Et Industrielle Gaz            Director
                         Et Eaux
                         3, Rue Jacques Bingen a Paris 17eme
                         France

                         Fonds Partenaires Gestion (F.P.G.)        Director
                         121, Boulevard Haussmann a Paris Seme
                         France

                         Lazard & Co. GmbH                         Director
                         Ulmenstrasse 37-39
                         60325 Frankfurt am Main
                         Federal Republic of Germany

                         LVMH-Moet Hennessy Louis Vuitton          Director
                         30, Avenue Hoche a Paris 8eme
                         France

                         Marine-Wendel                             Director
                         189, Rue Taitbout a Paris 9eme
                         France

                         Pinault-Printemps-Redoute                 Director
                         61, Rue Caumartin
                         75009 Paris

                         Sidel                                     Director
                         66, Rue de Miromesnil
                         75008 Paris

                         Societe Centrale Puour L'Industrie        Director
                         9, Avenue Hoche a Paris 8eme
                         France

                         Societe Financiere Generale               Director
                         Immobiliere (S.F.G.I.)
                         23, rue de I'Arcasde a Paris 8eme
                         France

                         Sofina (Belgique)                         Director
                         Rue de Naples, 38-B-1050 Bruzelles

                         Sovaclux S.A.                             Director
                         14 rue Aldringen - Luxembourg

                         Thomson S.A.                              Director
                         51 esplanade du General de Gaulle
                         La Defense 10-92800 Puteaux
                         France

                         Thomson CSF                               Director
                         51 Esplanade du General de Gaulle
                         La Defense 10-92800 Puteaux
                         France

                         U.A.P.                                    Director
                         9, place Vendome
                         75001 Paris

Michael S. Rome          None

Steven H. Sands          Isogen LLC                                Director

                         Skila, Inc.                               Director

                         National Imaging Associates, Inc.         Director

Gary S. Shedlin          None

Arthur P. Solomon        Alexander Haagaen                         Director

                         FAC                                       Director

                         Berkshire Realty Trust                    Director
                         1 Beacon Street, Suite 1550
                         Boston, MA  02108

                         Cliveden                                  Director
                         Hill House
                         1 Little New Street
                         London EC4A 3TR
                         England

David A. Tanner          E.M. Warburg, Pincus                      Managing
                         & Co. LLC (prior to 12/97)                Director
                         466 Lexington Avenue
                         New York, New York 10017

                         Golden Books Family                       Director
                         Entertainment Inc.

                         Renaissance Re Holdings                   Director
                         Ltd. (prior to 7/98)

                         Poserdon Resources Inc.                   Director

                         Charter Financial Inc.                    Director

David L. Tashjian        None

J. Mikesell Thomas       None

Michael P. Triguboff     Lazard Asset Management Pacific Co.  Managing Director
                         Level 49, Governor Phillip Tower
                         1 Farrer Place
                         Sydney NSW 2000
                         Australia

                         Triguboff Management Pty Limited         Director

Donald A. Wagner         None

Ali E. Wambold           The Albert Fisher Group plc               Director
                         Fisher House
                         61 Thames Street
                         Windsor, Berkshire SO4 IQW
                         England

                         Lazard Freres & Co., Ltd.                 Director
                         21 Moorfields
                         London EC2P 2HT
                         England

                         Tomkins PLC                               Director
                         East Putney House
                         84 Upper Richmond Road
                         London SW15 2ST
                         England, UK

                         Corporate Advisors L.P.                   Member of
                         30 Rockefeller Plaza                      Investment
                         New York, NY 10020                        Advisory
                                                                   Board

Michael A. Weinstock     None

Antonio F. Weiss         None

Alexander E. Zagoneos    The Egypt Trust                           Director
                         11 Rue Aldringen
                         Luxembourg 1-2960

                         Lazard Emerging World Fund                Director
                         30 Rockefeller Plaza
                         New York, NY  10020

                         Flemings Continental European             Director
                         Investment Trust, plc
                         25 Copthall Avenue
                         London EC2R 7DR

                         Gartmore Emerging Pacific                 Director
                         Investment Trust plc
                         Gartmore House
                         16-18 Monument Street
                         London EC3R 8AJ

                         The Greek Progress Fund                   Director
                         Ergobank
                         5, Evripidou
                         40-44, Praxit, Elous
                         105-61 Athens
                         Greece

                         Jupiter International Green               Director
                         Investment Trust plc
                         Knightsbridge House
                         197 Knightsbridge
                         London SW7 1R8
                         England

                         Latin American Investment Trust plc       Director
                         Exchange House
                         Primrose Street
                         London EC2A 2NY

                         New Zealand Investment Trust plc          Director
                         23 Cathedral Yard
                         Exeter
                         Devon EX1 1HB

                         Taiwan Opportunities Fund Ltd.            Director
                         c/o Martin-Currie
                         20 Castle Terrace
                         Edinburgh EHI 2ES
                         U.K.

                         The World Trust Fund                      Director
                         Kredietrust
                         11 rue Aldringen
                         Luxembourg 1-2960

                         Lazard Select Fund                        Director
                         Lazard House P.O. Box 108
                         2-6 Church Street
                         St. Helier
                         Jersey, JE4 8QD
                         Channel Islands

                         Ermitage Selz Fund                        Director
                         Forum Bourse
                         17 Rue Des Bains
                         Boite Pastale 44
                         L-2010 Luxembourg

                         Lazard Asset Management Egypt             Director
                         3, Shagaret El Dor Street, Apt. 31
                         Zamalek, Cairo, Egypt

                         Taiwan American Fund Limited              Director
                         c/o Martin-Currie
                         20 Castle Terrace
                         Edinburgh EHI 2ES
                         U.K.



Item 27.  Principal Underwriters


   (a) Lazard Freres & Co. LLC, through its division Lazard Asset Management, currently serves as an investment adviser or subadviser to the following investment companies: Lazard Retirement Series, Inc.; ISG International Equity Fund; Fortis Series Fund, Inc. Lazard International Stock Series; EQ Advisors Trust Lazard Large Cap Value Portfolio and Lazard Small Cap Value Portfolio; JNL Series Trust Lazard/JNL Mid Cap Value Series and Lazard/JNL Small Cap Value Series; The Managers Funds Managers International Equity Fund; Members Mutual Funds Members International Stock Fund; Nationwide Investing Foundation III Prestige Advisor Series Prestige International Fund; Nationwide Separate Account Trust Nationwide Small Company Fund; The Target Portfolio Trust Target International Equity Portfolio and Target Small Capitalization Value Portfolio; Prudential Diversified Funds Prudential Diversified Moderate Growth Fund and Prudential Diversified High Growth Fund; Style Select Series, Inc. Large-Cap Blend Portfolio and Small-Cap Value Portfolio; TIFF Investment Program, Inc. TIFF Emerging Markets Fund; and Travelers Series Trust Lazard International Stock Portfolio.

   (b) Eileen D. Alexanderson, William Araskog, F. Harlan Batrus, Gerardo Braggiotti, Patrick J. Callahan, Jr., Michel David-Weill, John V. Doyle, Thomas F. Dunn, Norman Eig, Richard P. Emerson, Peter R. Ezersky, Eli H. Fink, Jonathan F. Foster, Robert P. Freeman, Albert H. Garner, James S. Gold, Jeffrey A. Golman, Steven J. Golub, Herbert W. Gullquist, Thomas R. Haack, Ira O. Handler, Melvin L. Heineman, Robert
         E. Hougie, Kenneth M. Jacobs, Jonathan H. Kagan, James L. Kempner, Larry A. Kohn, Lee O. Kraus, Sandra A. Lamb, David C. Lee, Michael S. Liss, William R. Loomis, Jr., J. Robert Lovejoy, Matthew J. Lustig, Thomas E. Lynch, Mark T. McMaster, Anthony E. Meyer, Damon Mezzacappa, Robert P. Morgenthau, Steven J. Niemczyk, Hamish W. M. Norton, James
         A. Paduano, Adam P. Parten, Louis Perlmutter, Russell E. Planitzer, Lester Pollack, Steven L. Rattner, John R. Reinsberg, Louis G. Rice, Luis E. Rinaldini, Bruno M. Roger, Michael S. Rome, Steven H. Sands, Gary S. Shedlin, Arthur P. Solomon, David A. Tanner, David L. Tashjian, J. Mikesell Thomas, Michael P. Triguboff, Donald A. Wagner, Ali E. Wambold, Michael A. Weinstock and Alexander E. Zagoreos are the general members of Lazard Freres & Co. LLC. Mr. David-Weill is the senior member of Lazard Freres & Co. LLC. The address of all such members is 30 Rockefeller Plaza, New York, New York 10020.

   (c) Not applicable.


Item 28. Location of Accounts and Records


         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained as follows: Journals, ledgers, securities records and other original records are maintained primarily at the offices of the Registrant's Custodian, State Street Bank & Trust Company. All other records so required to be maintained are maintained at the offices of Lazard Freres & Co. LLC, 30 Rockefeller Plaza, New York, New York 10020.


Item 29. Management Services


         Not Applicable


Item 30. Undertakings

         None

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 26th day of February, 1999.

                               LAZARD RETIREMENT SERIES, INC.
                                  (Registrant)

                               By:   /S/HERBERT W. GULLQUIST*
                                     Herbert W. Gullquist, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/S/Herbert W. Gullquist*      President (Principal          February 26, 1999
-----------------------       Executive, Financial
Herbert W. Gullquist          and Accounting Officer)
                              and Director

/S/Norman Eig*                Director                      February 26, 1999
--------------
Norman Eig

/s/ John J. Burke*            Director                      February 26, 1999
------------------
John J. Burke

/s/ Lester Z. Lieberman*      Director                      February 26, 1999
------------------------
 Lester Z. Lieberman

/s/ Richard Reiss, Jr.*       Director                      February 26, 1999
-----------------------
 Richard Reiss, Jr.

/s/ John Rutledge*            Director                      February 26, 1999
-----------------------
 John Rutledge

/s/ Kenneth S. Davidson*      Director                      February 26, 1999
------------------------
   Kenneth S. Davidson

/s/ Carl Frischling*          Director                      February 26, 1999
------------------------
   Carl Frischling

/s/ William Katz*             Director                      February 26, 1999
------------------------
   William Katz

*By:/s/ William G. Butterly, III
        ------------------------
 Attorney-in-fact, William G. Butterly, III